Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	3.884%	581,510	544,552
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,081,055
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,150,000	2,124,976
Ally Auto Receivables Trust
Series 2022-1 Class A3
11/15/2026	3.310%	2,356,000	2,314,949
American Express Credit Account Master Trust
Series 2022-2 Class A
05/17/2027	3.390%	7,771,000	7,524,087
Series 2022-3 Class A
08/16/2027	3.750%	5,024,000	4,896,098
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,886,814
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	792,000	770,531
Series 2022-2 Class A3
04/18/2028	4.380%	2,034,000	1,991,061
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,550,043
Series 2021-2A Class A
02/20/2028	1.660%	4,254,000	3,626,615
Series 2022-3 Class A
02/20/2027	4.620%	3,653,000	3,534,132
Series 2022-4A Class A
02/20/2029	4.770%	1,812,000	1,746,642
BA Credit Card Trust
Series 2022-A1 Class A1
11/15/2027	3.530%	3,861,000	3,745,258
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,855,492	1,629,035
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	2,329,079	1,976,929
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	5,359,504	5,005,132
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2021-A2 Class A2
07/15/2030	1.390%	2,991,000	2,489,933
Series 2022-A2 Class A
05/15/2027	3.490%	2,773,000	2,687,800
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	852,475	730,962
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,401,859
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,261,156
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	3.644%	539,814	510,686
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	187,006	175,962
Series 2003-6 Class 1A5
11/25/2034	4.887%	147,508	145,212
Chase Issuance Trust
Series 2022-A1 Class A
09/15/2027	3.970%	3,638,000	3,569,174
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	4.734%	701,200	660,813
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	419,576	399,886
Series 2019-A Class A2
12/28/2048	3.280%	1,041,703	954,656
Series 2021-A Class A2
07/25/2051	1.600%	2,396,929	2,070,403
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month USD LIBOR + 3.000% Floor 3.000% 03/24/2023	6.641%	2,555,924	2,555,921
COOF Securitization Trust Ltd.(a),(c),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	3.329%	337,589	20,860
Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,192,855
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,802,382
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,227,199
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,358,092
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,447,098
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	343,521	334,719
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	2,171,114	2,000,432
Discover Card Execution Note Trust
Series 2022-A3 Class A3
07/15/2027	3.560%	10,518,000	10,208,555
Drive Auto Receivables Trust
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	534,695	533,442
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,668,889	1,657,288
DT Auto Owner Trust(a)
Series 2020-2A Class B
03/16/2026	2.080%	296,834	296,698
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	624,242	623,543
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,007,304
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,054,258
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,676,765
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,469,219
Ford Credit Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.230%	4,758,000	4,678,356
Series 2022-A Class A4
07/15/2025	3.370%	1,830,000	1,784,803
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2020-2 Class A
04/15/2033	1.060%	1,379,000	1,223,597
Series 2022-1 Class A
11/15/2034	3.880%	6,426,000	6,165,316
Ford Credit Auto Owner Trust
Series 2022-C Class A4
12/15/2027	4.590%	3,263,000	3,232,779
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	350,339	343,450
Series 2020-1A Class A
07/16/2040	3.540%	1,641,914	1,578,619
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	788,268
Franklin Limited Duration Income Trust(a),(c),(e),(f)
Series 2019-1 Class A
08/15/2024	5.500%	106,891	105,822
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	1,865,905	1,845,848
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	2,300,000	2,217,867
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,230,000	1,977,901
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,864,477
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,134,314
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,701,606
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,455,429
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,068,152
GM Financial Automobile Leasing Trust
Series 2022-2 Class A3
06/20/2025	3.420%	1,929,000	1,890,876
Series 2022-2 Class A4
05/20/2026	3.540%	2,113,000	2,050,173
Series 2022-3 Class A4
08/20/2026	4.110%	2,739,000	2,683,378
GM Financial Consumer Automobile Receivables Trust
Series 2022-2 Class A3
02/16/2027	3.100%	5,446,000	5,279,406

2	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-2 Class A4
04/17/2028	3.250%	2,905,000	2,788,740
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	25,060	24,571
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	180,943	166,346
Series 2017-2A Class A
10/15/2053	3.260%	939,772	841,962
Series 2019-2A Class A
04/15/2055	2.760%	1,293,351	1,096,251
Goodgreen Trust(a),(e),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	1,218,546	1,108,877
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	301,625	283,359
Series 2017-1A Class A2
09/20/2047	4.460%	471,382	442,852
Series 2017-3A Class A2
09/20/2048	3.950%	616,534	563,975
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	5,050,000	4,606,178
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	2,318,000	1,983,402
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	5,509,000	4,808,923
Series 2022-4A Class A
09/25/2026	3.730%	2,780,000	2,650,296
Series 2022-5A Class A
09/25/2028	3.890%	4,542,000	4,257,870
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/19/2037	6.034%	3,998,500	3,900,693
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	178,487	175,850
Honda Auto Receivables Owner Trust
Series 2022-2 Class A4
12/18/2028	3.760%	1,247,000	1,213,333
Hyundai Auto Lease Securitization Trust(a)
Series 2022-C Class A4
08/17/2026	4.480%	2,675,000	2,641,642
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,506,601
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	2,952,129
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,605,833
Subordinated Series 2021-A Class B
12/15/2028	1.460%	2,155,000	2,108,414
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,805,000	3,636,132
Subordinated Series 2021-B Class B
02/15/2029	1.680%	4,852,000	4,586,932
Lendmark Funding Trust(a)
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	3,901,670
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,307,195
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	3,982,166
LP LMS Asset Securitization Trust(a),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	6,755,922
LPMS(a),(e)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	6,868,750
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,015,809
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,294,575
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,540,684
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,348,958
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	628,819	606,686
Mission Lane Credit Card Master Trust(a)
Series 2021-A Class A
09/15/2026	1.590%	4,395,000	4,203,234
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.541%	1,610,158	1,626,200

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	4,312,718	3,746,048
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	46,264	45,927
Series 2018-CA Class A2
06/16/2042	3.520%	100,831	100,069
Series 2018-DA Class A2A
12/15/2059	4.000%	1,954,481	1,885,276
Series 2019-A Class A2A
01/15/2043	3.420%	1,163,531	1,136,154
Series 2019-CA Class A2
02/15/2068	3.130%	753,340	727,059
Series 2019-D Class A2A
12/15/2059	3.010%	2,213,663	2,046,242
Series 2019-FA Class A2
08/15/2068	2.600%	1,647,790	1,520,652
Series 2020-BA Class A2
01/15/2069	2.120%	904,141	804,599
Series 2020-EA Class A
05/15/2069	1.690%	4,402,918	4,001,192
Series 2020-GA Class A
09/16/2069	1.170%	2,024,793	1,849,879
Series 2020-HA Class A
01/15/2069	1.310%	1,357,296	1,218,528
Series 2021-A Class A
05/15/2069	0.840%	3,178,499	2,811,793
Series 2021-BA Class A
07/15/2069	0.940%	882,887	767,193
Series 2021-CA Class A
10/15/2069	1.060%	3,360,596	2,886,027
Series 2021-EA Class A
12/16/2069	0.970%	5,541,935	4,650,317
Series 2021-FA Class A
02/18/2070	1.110%	2,858,136	2,452,968
Series 2021-GA Class A
04/15/2070	1.580%	1,995,681	1,775,374
Series 2022-A Class A
07/15/2070	2.230%	6,894,362	6,102,207
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,694,656	1,609,402
Series 2021-3A Class A1A
08/25/2070	1.770%	3,279,986	2,801,639
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% Floor 0.180% 10/27/2036	2.963%	925,339	902,133
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.943%	1,703,584	1,669,010
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	2.893%	1,587,595	1,551,587
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	3.702%	3,910,854	3,822,137
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	3.722%	4,737,888	4,630,035
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	3.782%	375,089	364,482
Nissan Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.810%	3,654,000	3,614,611
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	2,435,000	2,400,885
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	635,728
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	540,936
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,291,887
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	4,997,415
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,498,146	4,201,571
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	1,929,000	1,901,232
Series 2022-A Class A4
12/15/2028	4.180%	948,000	926,759

4	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,205,527
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	222,207	199,351
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	5,746,000	5,625,799
Series 2022-3 Class A3
12/15/2026	3.400%	2,223,000	2,183,158
Series 2022-4 Class A3
02/16/2027	4.140%	2,778,000	2,745,744
Series 2022-5 Class A3
08/17/2026	4.110%	2,298,000	2,270,476
Series 2022-6 Class A3
11/16/2026	4.490%	4,756,000	4,723,709
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	3,569,721	3,565,247
SART(e)
Series 2017-1 Class X
11/17/2025	4.750%	608,786	583,826
SART(a),(e)
Series 2018-1 Class A
06/15/2025	4.750%	816,516	775,691
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,531,786
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	5,108,047	4,902,139
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	2.399%	393,194	390,318
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	4.268%	459,775	458,763
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	3.918%	632,784	631,337
Series 2021-C Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 01/15/2053	3.618%	3,745,000	3,678,849
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	4,652,803	4,495,694
Series 2018-C Class A2A
11/15/2035	3.630%	1,643,516	1,559,508
Series 2019-A Class A2A
07/15/2036	3.440%	3,318,416	3,213,224
Series 2020-BA Class A1A
07/15/2053	1.290%	1,659,977	1,489,122
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,569,626	2,294,424
Series 2020-PTB Class A2A
09/15/2054	1.600%	7,866,393	6,980,359
Series 2021-A Class APT1
01/15/2053	1.070%	6,322,757	5,397,693
Series 2021-B Class A
07/17/2051	1.310%	1,661,458	1,502,275
Series 2021-D Class A1A
03/17/2053	1.340%	5,263,544	4,625,336
Series 2021-E Class A1A
02/15/2051	1.680%	3,671,988	3,278,271
Series 2022-C Class A1A
05/16/2050	4.480%	1,856,000	1,781,330
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	139,121	133,311
Series 2017-E Class A2B
11/26/2040	2.720%	272,183	269,277
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	303,440	285,265
Series 2021-A Class AFX
08/17/2043	1.030%	1,012,232	900,041
Series 2021-B Class AFX
02/15/2047	1.140%	2,305,814	1,957,069
Synchrony Card Funding LLC
Series 2022-A1 Class A
04/15/2028	3.370%	3,302,000	3,197,175
Series 2022-A2 Class A
07/15/2028	3.860%	3,304,000	3,207,319
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	2,055,854	2,014,206
Series 2022-2A Class A
12/15/2028	6.060%	3,405,957	3,377,562

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Loan Extended Note Trust(a)
Series 2022-1A Class A
04/25/2035	3.820%	10,259,000	9,853,823
Toyota Auto Receivables Owner Trust
Series 2022-B Class A4
08/16/2027	3.110%	2,166,000	2,071,024
Series 2022-C Class A4
02/15/2028	3.770%	2,089,000	2,039,429
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	296,586	296,425
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	1,235,040	1,065,334
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	2,920,606	2,727,312
Series 2021-ST8 Class A
10/20/2029	1.750%	3,101,584	2,889,333
Upstart Securitization Trust(a)
Series 2021-1 Class A
03/20/2031	0.870%	440,380	437,419
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,297,713
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	2,200,000	2,135,464
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,694,312
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	4,645,396
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,630,957
Verizon Master Trust(c)
Series 2022-4 Class A
11/20/2028	3.400%	3,777,000	3,631,589
Series 2022-6 Class A
01/22/2029	3.670%	3,392,000	3,291,272
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,673,942
VM Debt LLC(a),(e),(f)
Series 2019-1 Class A1A
06/01/2024	7.500%	9,000,000	9,000,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	277,026	269,013
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A3
02/18/2025	3.210%	2,042,000	2,011,936
Series 2022-A Class A4
06/15/2027	3.340%	1,203,000	1,170,784
Total Asset-Backed Securities — Non-Agency (Cost $534,533,953)			503,598,099

Commercial Mortgage-Backed Securities - Agency 5.1%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	2.003%	7,800,000	6,302,567
Fannie Mae Multifamily REMIC Trust
Series 2022-M1S Class A2
04/25/2032	2.081%	8,700,000	7,090,691
Federal Home Loan Mortgage Corp. Multifamily Certificates
Series K150 Class A2
11/25/2032	3.710%	13,100,000	12,185,066
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,333,885
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	710,044
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,748,551
Series K144 (FHLMC)
04/25/2032	2.450%	2,320,000	1,938,074
Series K145 Class A2 (FHLMC)
06/25/2055	2.580%	2,320,000	1,959,134
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	6,913,456
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	10,324,000	9,027,636
Series KJ07 Class A2
12/25/2022	2.312%	1,497,087	1,493,044
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,410,358
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,238,265
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,169,387
Series K147 Class A2 (FHLMC)
06/25/2032	3.000%	4,424,000	3,894,843
Series KG07 Class A2 (FHLMC)
08/25/2032	3.123%	2,313,000	2,058,932
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,177,605

6	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2023	2.520%	3,000,000	2,988,200
06/01/2023	2.420%	2,433,801	2,411,191
11/01/2023	3.690%	1,133,657	1,125,410
12/01/2025	3.765%	6,567,499	6,448,540
07/01/2026	4.450%	2,451,344	2,442,522
12/01/2026	3.240%	1,500,000	1,430,450
01/01/2027	3.710%	2,898,419	2,814,929
02/01/2027	3.340%	1,000,000	949,304
03/01/2027	2.910%	3,299,318	3,104,081
05/01/2027	2.430%	2,317,444	2,103,546
06/01/2027	2.370%	4,550,000	4,140,124
06/01/2027	3.000%	1,958,520	1,837,966
06/01/2028	3.570%	2,787,000	2,653,000
11/01/2028	4.250%	551,505	544,235
02/01/2029	3.740%	1,515,000	1,453,150
10/01/2029	3.272%	2,237,818	2,084,002
02/01/2030	2.570%	2,536,320	2,255,212
02/01/2030	2.920%	2,699,606	2,454,007
02/01/2030	3.550%	1,000,000	932,921
05/01/2030	3.420%	8,969,547	8,400,375
06/01/2030	3.130%	4,812,000	4,280,790
07/01/2030	3.850%	4,429,477	4,267,038
02/01/2031	3.260%	6,236,000	5,680,818
01/01/2032	2.730%	2,546,581	2,229,304
01/01/2032	2.730%	1,825,000	1,580,242
01/01/2032	2.780%	2,170,233	1,913,423
01/01/2032	2.970%	1,577,278	1,410,995
02/01/2032	2.990%	2,921,699	2,615,330
05/01/2032	3.090%	5,565,000	4,938,179
06/01/2032	3.540%	7,921,000	7,310,891
04/01/2035	3.330%	2,397,456	2,151,843
10/01/2035	2.880%	5,000,000	4,014,230
Series 2015-M10 Class A2
04/25/2027	3.092%	8,419,835	7,959,839
Series 2017-M5 Class A2
04/25/2029	3.176%	1,581,897	1,462,074
Series 2017-T1 Class A
06/25/2027	2.898%	2,763,926	2,581,248
Series 2021-M3 Class 1A1
11/25/2033	1.000%	3,681,250	3,434,387
Series 2022-M13 Class A2
06/25/2032	2.593%	13,271,000	11,443,683
Federal National Mortgage Association(c)
06/01/2037	5.888%	368,456	366,403
CMO Series 2013-M13 Class A2
04/25/2023	2.616%	743,382	732,171
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	463,938	456,656
CMO Series 2015-M11 Class A2
04/25/2025	2.948%	1,816,117	1,741,908
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M12 Class A2
06/25/2027	3.164%	1,664,889	1,565,220
Series 2017-M7 Class A2
02/25/2027	2.961%	501,140	472,006
Series 2018-M10 Class A2
07/25/2028	3.471%	2,683,000	2,534,704
Series 2018-M3 Class A2
02/25/2030	3.174%	983,503	903,571
Series 2018-M4 Class A2
03/25/2028	3.158%	1,323,285	1,227,584
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	13,412,971
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	2.068%	36,295,854	3,198,732
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.797%	20,912,418	2,671,835
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	6.031%	1,000,000	917,287
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	3,800,340
FREMF Mortgage Trust(a),(c)
Subordinated Series 2015-K44 Class B
01/25/2048	3.846%	3,410,000	3,286,112
Subordinated Series 2016-K59 Class B
11/25/2049	3.699%	2,383,000	2,281,750
Subordinated Series 2016-K722 Class B
07/25/2049	4.021%	1,400,000	1,387,089
Subordinated Series 2019-K92 Class B
05/25/2052	4.340%	6,000,000	5,442,747
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.707%	714,339	708,724
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	2.797%	2,232,942	2,209,554
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.797%	2,074,514	2,050,903

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.797%	1,171,692	1,158,682
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	2.807%	542,681	537,734
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.420%	1,776,815	1,769,626
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
1-month USD LIBOR + 3.750% Floor 3.750% 03/25/2050	6.834%	6,008,000	5,612,576
Total Commercial Mortgage-Backed Securities - Agency (Cost $267,497,926)			246,945,902

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

3650R Commercial Mortgage Trust
Series 2021-PF1 Class A5
11/15/2054	2.522%	1,397,000	1,120,411
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,240,809	2,174,799
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	499,084
Series 2014-SFR3 Class A
12/17/2036	3.678%	987,458	953,076
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	993,867
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,078,111	1,033,526
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,138,103
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	194,487
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,948,800
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,801,834
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,375,516
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,696,036
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,232,537
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,775,112
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,458,930
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,086,094
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,430,072
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,292,595
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	7,687,231
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,815,312
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,810,804
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	5.243%	8,000,000	7,633,642
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A3
05/15/2052	3.319%	319,000	285,483
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	643,000	619,367
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,437,066
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	1.168%	71,727	2
Benchmark Mortgage Trust
Series 2021-B31 Class A5
12/15/2054	2.669%	437,000	355,256
Benchmark Mortgage Trust(c)
Series 2022-B35 Class A5
05/15/2055	4.594%	1,736,000	1,636,130
Series 2022-B36 Class A5
07/15/2055	4.470%	868,000	818,598
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	3.518%	6,056,000	5,781,067

8	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	3.506%	2,805,987	2,690,343
Camden Property Trust(a),(e)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,617,771	4,587,756
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	822,912	788,213
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
02/15/2053	2.717%	6,215,000	5,208,963
Citigroup Commercial Mortgage Trust(c)
Series 2022-GC48 Class A5
05/15/2054	4.580%	1,743,000	1,673,010
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	832,489	1
COMM Mortgage Trust(c)
Series 2013-CR10 Class A4
08/10/2046	4.210%	36,000	35,749
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	5,303,000	5,249,759
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,311,296
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,647,054
Series 2015-LC19 Class A3
02/10/2048	2.922%	2,502,227	2,384,877
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,490,439
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,854,855
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,654,890
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,113,350
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	173,538	173,178
Series 2014-CR19 Class ASB
08/10/2047	3.499%	435,435	427,568
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,369,502
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,096,650
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,969,575
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	612,240
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,275,535	1,210,044
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,910,877
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A2
06/15/2052	3.067%	1,046,000	915,115
Series 2021-C20 Class A3
03/15/2054	2.805%	696,000	580,573
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month USD LIBOR + 0.755% Floor 0.755% 10/15/2038	3.573%	2,371,000	2,269,126
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,142,250
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	4,988,111
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,028,953
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,600,675
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	5,838,155
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	4.281%	3,276,515	3,147,098
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	5.631%	7,250,000	6,254,144
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	6.531%	3,987,870	3,951,230
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	8.781%	2,500,000	2,485,476

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.418%	4,000,000	3,631,556
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,104,786
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,321,023
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,630,433
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,209,000	1,200,564
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,166,520
Series 2015-GC32 Class AAB
07/10/2048	3.513%	4,068,783	3,946,886
Series 2020-GC47 Class A5
05/12/2053	2.377%	978,000	799,542
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,363,116
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	1,571,355	1,507,362
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,934,399
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A5
07/15/2045	3.664%	1,929,000	1,905,346
Series 2013-C17 Class A4
01/15/2047	4.199%	605,000	597,521
Series 2014-C23 Class A4
09/15/2047	3.670%	485,836	470,241
Series 2015-C28 Class A3
10/15/2048	2.912%	2,443,578	2,295,568
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
CMO Series 2006-CB15 Class X1
06/12/2043	0.447%	1,526,297	5,321
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,610,131
KGS-Alpha SBA COOF Trust(a),(c),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	0.834%	934,976	16,362
CMO Series 2013-2 Class A
03/25/2039	1.799%	1,424,297	43,174
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-2 Class A
04/25/2040	3.056%	351,979	23,539
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,380,673
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	3.768%	3,683,000	3,535,374
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.062%	1,810,830	3
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	841,760
Morgan Stanley Capital I Trust
Series 2019-L2 Class A3
03/15/2052	3.806%	1,425,000	1,309,194
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,118,025
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,689,904
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,090,491
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,243,199
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,061,962
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,219,510
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,033,408
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	3,936,287
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	1,957,537
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,058,331
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,239,726
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	7,000,000	5,573,443
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,049,118

10	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(g)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,587,936
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,712,594
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	785,412
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,555,914
Starwood Waypoint Homes Trust(e),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
TPI Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class DK33
07/25/2046	0.000%	3,500,000	3,191,034
Series 2022-FRR1 Class DK34
07/25/2046	0.000%	7,175,000	6,541,620
Series 2022-FRR1 Class DK35
08/25/2046	0.000%	2,639,000	2,406,040
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	848,752
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.850%	859,670	1,873
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	437,458	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	3.968%	2,368,002	2,261,524
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $320,591,809)			289,849,970

Convertible Bonds 0.0%

Banking 0.0%
ING Groep NV(h)
12/31/2049	3.875%	1,500,000	980,037
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	346,000	277,299
Total			1,257,336
Total Convertible Bonds (Cost $1,846,000)			1,257,336

Corporate Bonds & Notes 29.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	377,811
04/10/2047	3.950%	150,000	117,067
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	315,855
09/15/2050	3.000%	209,000	133,187
Boeing Co. (The)
02/01/2026	2.750%	1,417,000	1,282,577
02/04/2026	2.196%	3,312,000	2,940,279
05/01/2026	3.100%	1,700,000	1,546,099
05/01/2027	5.040%	495,000	476,692
03/01/2028	3.250%	998,000	865,405
02/01/2035	3.250%	1,071,000	756,924
02/01/2050	3.750%	1,913,000	1,235,608
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	368,239
Northrop Grumman Corp.
05/01/2030	4.400%	3,121,000	2,944,348
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	171,195
04/15/2047	4.350%	180,000	149,878
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	595,000	561,068
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	664,335
TransDigm, Inc.
11/15/2027	5.500%	685,000	594,900
United Technologies Corp.
11/16/2028	4.125%	378,000	353,696
06/01/2042	4.500%	153,000	132,048
05/15/2045	4.150%	199,000	159,344
11/01/2046	3.750%	450,000	338,596
Total			16,485,151
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	634,213	597,147
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,425,252	1,248,686
Series 2017-1 Class A
01/15/2030	3.550%	432,589	339,799
Series 2017-1 Class AA
01/15/2030	3.300%	305,357	261,404
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,309,865	1,138,408

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	845,787
04/20/2029	5.750%	680,000	593,441
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	490,771	402,654
Series 2018-1 Class AA
09/20/2031	3.800%	353,795	317,296
Series 2019-1 Class AA
12/15/2032	3.300%	591,797	497,557
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	104,306	97,854
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	5,153,000	4,801,456
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	230,667	197,230
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,074,591	822,287
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	927,924
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	182,742	170,624
03/01/2026	4.600%	224,631	205,201
Series 2016-1 Class AA
07/07/2028	3.100%	588,936	500,965
Series 2016-1 Class B
01/07/2026	3.650%	80,510	69,746
Series 2018-1 Class A
03/01/2030	3.700%	1,452,359	1,127,079
Series 2018-1 Class AA
03/01/2030	3.500%	663,473	579,774
Series 2019-1 Class A
08/25/2031	4.550%	774,110	607,230
Series 2019-1 Class AA
08/25/2031	4.150%	865,992	763,170
Total			16,515,572
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,681,000	1,384,827
04/15/2052	4.300%	752,000	549,334
ERP Operating LP
12/01/2028	4.150%	164,000	150,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Essex Portfolio LP
03/01/2028	1.700%	2,200,000	1,784,265
01/15/2031	1.650%	307,000	224,127
06/15/2031	2.550%	866,000	681,159
03/15/2032	2.650%	295,000	229,870
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	288,000	206,903
04/15/2032	4.150%	1,681,000	1,424,119
Mid-America Apartments LP
10/15/2023	4.300%	861,000	854,333
11/15/2025	4.000%	1,032,000	999,911
03/15/2029	3.950%	843,000	767,685
UDR, Inc.
09/01/2026	2.950%	363,000	329,676
01/15/2030	3.200%	188,000	158,469
08/15/2031	3.000%	115,000	92,035
08/01/2032	2.100%	266,000	192,773
Total			10,030,383
Automotive 0.7%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	923,777
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	937,913
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,530,294
BMW US Capital LLC(a)
09/15/2023	2.250%	245,000	239,082
Clarios Global LP(a)
05/15/2025	6.750%	741,000	725,901
Daimler Trucks Finance North America LLC(a)
04/07/2025	3.500%	400,000	379,280
Dana, Inc.
06/15/2028	5.625%	1,060,000	883,197
Ford Motor Co.
01/15/2043	4.750%	187,000	124,341
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	1,950,596
01/08/2026	4.389%	1,685,000	1,524,733
08/10/2026	2.700%	3,257,000	2,698,099
01/09/2027	4.271%	201,000	175,812
08/17/2027	4.125%	2,245,000	1,932,952
02/10/2029	2.900%	1,547,000	1,175,668
05/03/2029	5.113%	2,055,000	1,792,326
06/17/2031	3.625%	1,698,000	1,261,827
General Motors Co.
10/15/2029	5.400%	2,296,000	2,120,698
10/15/2032	5.600%	1,724,000	1,537,793

12	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	762,057
04/07/2025	3.800%	195,000	185,741
01/08/2026	1.250%	714,000	613,850
01/08/2031	2.350%	1,398,000	1,016,923
06/10/2031	2.700%	400,000	294,607
01/12/2032	3.100%	943,000	709,123
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	399,924
07/15/2029	5.000%	630,000	516,108
04/30/2031	5.250%	495,000	399,876
07/15/2031	5.250%	695,000	556,130
Hyundai Capital America(a)
11/10/2022	1.150%	622,000	619,925
01/08/2024	0.800%	770,000	725,903
10/15/2025	1.800%	208,000	184,558
01/08/2026	1.300%	2,317,000	1,998,274
06/15/2026	1.500%	1,710,000	1,457,151
02/10/2027	3.000%	315,000	278,199
10/15/2027	2.375%	218,000	182,547
01/10/2028	1.800%	331,000	264,966
06/15/2028	2.000%	870,000	692,597
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	762,000	656,523
09/17/2030	4.810%	454,000	367,877
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	530,915
Toyota Motor Credit Corp.
09/20/2027	4.550%	470,000	458,986
Total			35,787,049
Banking 8.1%
ABN AMRO Bank NV(a),(h)
12/13/2029	2.470%	600,000	474,671
Subordinated
03/13/2037	3.324%	1,000,000	725,759
AIB Group PLC(a)
10/12/2023	4.750%	875,000	861,480
AIB Group PLC(a),(h)
04/10/2025	4.263%	655,000	627,770
American Express Co.
03/04/2027	2.550%	2,595,000	2,317,122
Subordinated
12/05/2024	3.625%	170,000	165,295
American Express Co.(h)
08/03/2033	4.420%	2,752,000	2,504,670
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	244,913
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	284,077
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	214,288
Banco Santander SA
05/28/2025	2.746%	400,000	365,820
08/18/2025	5.147%	6,400,000	6,225,397
03/25/2026	1.849%	400,000	346,353
08/18/2027	5.294%	6,800,000	6,424,477
Subordinated
12/03/2030	2.749%	200,000	141,859
Banco Santander SA(h)
09/14/2027	1.722%	2,400,000	1,992,243
Subordinated
11/22/2032	3.225%	1,600,000	1,133,192
Bank of America Corp.(h)
12/20/2023	3.004%	3,477,000	3,459,393
07/23/2024	3.864%	250,000	246,460
10/01/2025	3.093%	737,000	699,717
12/06/2025	1.530%	6,219,000	5,688,503
04/02/2026	3.384%	8,169,000	7,721,026
07/22/2026	4.827%	5,042,000	4,922,897
03/11/2027	1.658%	6,948,000	6,027,626
07/22/2027	1.734%	6,243,000	5,355,744
02/04/2028	2.551%	1,545,000	1,345,253
04/24/2028	3.705%	1,800,000	1,638,240
07/22/2028	4.948%	5,042,000	4,848,940
12/20/2028	3.419%	5,211,000	4,622,426
02/13/2031	2.496%	1,689,000	1,333,266
07/23/2031	1.898%	715,000	532,607
04/22/2032	2.687%	14,632,000	11,401,799
10/20/2032	2.572%	5,315,000	4,069,221
02/04/2033	2.972%	2,190,000	1,715,636
07/22/2033	5.015%	2,023,000	1,881,986
06/19/2041	2.676%	4,775,000	3,078,309
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	344,573
Bank of Montreal(h)
Subordinated
12/15/2032	3.803%	199,000	173,658
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	375,000	367,609
Bank of New York Mellon Corp. (The)(h)
07/26/2030	4.596%	184,000	174,693
06/13/2033	4.289%	4,424,000	4,070,668
Bank of Nova Scotia (The)
04/11/2025	3.450%	1,150,000	1,101,509
Subordinated
12/16/2025	4.500%	260,000	251,004

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	300,000	297,833
07/13/2025	4.524%	2,260,000	2,198,694
10/04/2026	1.604%	745,000	635,152
Barclays PLC(h)
12/10/2024	1.007%	577,000	543,122
08/09/2026	5.304%	690,000	663,228
BBVA USA
08/27/2024	2.500%	307,000	294,323
BNP Paribas SA(a),(h)
06/09/2026	2.219%	289,000	259,900
01/13/2027	1.323%	230,000	195,336
01/13/2031	3.052%	341,000	272,000
Subordinated
08/12/2035	2.588%	488,000	349,692
BNZ International Funding Ltd.(a)
11/03/2022	2.650%	350,000	349,798
BPCE SA(a)
01/20/2026	1.000%	401,000	346,417
Subordinated
07/11/2024	4.625%	300,000	290,611
BPCE SA(a),(h)
10/06/2026	1.652%	284,000	246,675
01/20/2032	2.277%	855,000	620,117
Subordinated
10/19/2032	3.116%	1,900,000	1,349,493
BPCE SA
12/02/2026	3.375%	700,000	646,268
Capital One Financial Corp.
01/29/2024	3.900%	367,000	361,693
Subordinated
10/29/2025	4.200%	239,000	229,321
Capital One Financial Corp.(h)
11/02/2027	1.878%	450,000	383,209
Citigroup, Inc.(h)
04/24/2025	3.352%	645,000	622,476
05/24/2025	4.140%	730,000	713,670
01/25/2026	2.014%	5,025,000	4,623,139
04/08/2026	3.106%	2,000,000	1,875,792
09/29/2026	5.610%	2,511,000	2,497,144
06/09/2027	1.462%	1,040,000	885,363
02/24/2028	3.070%	690,000	615,121
05/24/2028	4.658%	2,694,000	2,560,100
07/24/2028	3.668%	1,140,000	1,030,093
04/23/2029	4.075%	500,000	452,816
03/20/2030	3.980%	1,300,000	1,154,100
01/29/2031	2.666%	2,000,000	1,596,793
11/03/2032	2.520%	2,275,000	1,724,063
05/24/2033	4.910%	2,474,000	2,276,258
01/24/2039	3.878%	1,735,000	1,399,564
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
12/01/2025	7.000%	765,000	796,501
10/21/2026	3.200%	1,616,000	1,480,342
01/15/2028	6.625%	215,000	225,417
Citizens Bank NA
03/29/2023	3.700%	250,000	248,847
Citizens Financial Group, Inc.
02/06/2030	2.500%	188,000	147,662
Comerica, Inc.
02/01/2029	4.000%	239,000	221,931
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	356,044
Cooperatieve Rabobank UA(a),(h)
04/06/2028	3.649%	5,173,000	4,690,004
04/06/2033	3.758%	3,266,000	2,709,061
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	563,136
07/21/2026	3.750%	712,000	657,597
Credit Agricole SA(a),(h)
06/16/2026	1.907%	1,130,000	1,011,057
01/26/2027	1.247%	1,790,000	1,525,315
Subordinated
01/10/2033	4.000%	1,634,000	1,402,891
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	325,172
01/14/2030	3.250%	685,000	542,959
01/11/2041	2.811%	250,000	148,877
Credit Suisse AG
04/09/2025	2.950%	925,000	849,882
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	770,000	700,513
06/05/2026	2.193%	580,000	504,785
02/02/2027	1.305%	1,390,000	1,127,314
01/12/2029	3.869%	250,000	204,333
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	638,120
03/26/2025	3.750%	250,000	232,972
Danske Bank A/S(a),(h)
12/08/2023	1.171%	812,000	804,748
Deutsche Bank AG(h)
11/24/2026	2.129%	945,000	803,412
01/07/2028	2.552%	250,000	203,616
Subordinated
01/07/2033	3.742%	4,637,000	3,054,903
Deutsche Bank AG/New York(h)
09/18/2024	2.222%	1,995,000	1,901,509

14	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a),(h)
03/30/2028	1.605%	685,000	571,644
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	629,043
Fifth Third Bancorp
01/25/2024	3.650%	179,000	175,713
Goldman Sachs Group, Inc. (The)(h)
09/10/2024	0.657%	4,383,000	4,175,437
10/21/2024	0.925%	6,510,000	6,178,836
01/24/2025	1.757%	3,674,000	3,492,276
09/29/2025	3.272%	887,000	845,156
03/09/2027	1.431%	2,635,000	2,267,947
10/21/2027	1.948%	2,169,000	1,853,349
02/24/2028	2.640%	1,700,000	1,476,699
03/15/2028	3.615%	770,000	700,711
06/05/2028	3.691%	1,301,000	1,178,121
04/22/2032	2.615%	7,705,000	5,973,117
07/21/2032	2.383%	3,630,000	2,742,077
02/24/2033	3.102%	2,270,000	1,803,305
02/24/2043	3.436%	200,000	138,545
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	189,338
05/22/2025	3.750%	4,028,000	3,865,165
11/16/2026	3.500%	900,000	830,852
01/26/2027	3.850%	723,000	674,025
02/07/2030	2.600%	546,000	440,348
Subordinated
10/21/2025	4.250%	531,000	511,921
HSBC Holdings PLC(h)
05/18/2024	3.950%	224,000	221,164
11/22/2027	2.251%	2,215,000	1,860,606
03/13/2028	4.041%	1,007,000	904,934
08/11/2028	5.210%	2,050,000	1,919,855
09/22/2028	2.013%	2,500,000	2,011,458
08/17/2029	2.206%	1,330,000	1,033,452
08/18/2031	2.357%	1,420,000	1,045,583
05/24/2032	2.804%	3,240,000	2,382,196
11/22/2032	2.871%	1,830,000	1,334,454
08/11/2033	5.402%	922,000	816,219
Huntington Bancshares, Inc.(h)
08/04/2028	4.443%	1,831,000	1,726,897
ING Groep NV(h)
03/28/2026	3.869%	298,000	282,465
04/01/2027	1.726%	275,000	235,756
ING Groep NV(a),(h)
07/01/2026	1.400%	317,000	278,805
Intesa Sanpaolo SpA(a),(h)
Subordinated
06/01/2042	4.950%	2,956,000	1,778,574
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(h)
12/10/2025	1.561%	12,820,000	11,754,078
11/19/2026	1.045%	4,884,000	4,230,373
02/04/2027	1.040%	8,761,000	7,479,300
09/22/2027	1.470%	2,178,000	1,843,637
04/26/2028	4.323%	1,409,000	1,325,305
06/01/2028	2.182%	2,683,000	2,280,970
07/25/2028	4.851%	2,229,000	2,138,677
06/14/2030	4.565%	2,214,000	2,032,699
07/25/2033	4.912%	1,831,000	1,690,983
Lloyds Banking Group PLC(h)
03/18/2026	3.511%	290,000	271,715
08/11/2026	4.716%	3,689,000	3,547,870
05/11/2027	1.627%	356,000	302,693
08/11/2033	4.976%	3,273,000	2,851,355
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	356,981
Subordinated
12/10/2025	4.582%	300,000	288,599
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	317,176
01/15/2026	3.900%	370,000	354,420
Macquarie Bank Ltd.(a),(h)
Subordinated
03/03/2036	3.052%	280,000	206,427
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	196,000	167,825
01/15/2030	5.033%	390,000	367,554
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	228,000	225,479
09/13/2023	2.527%	384,000	374,541
03/07/2024	3.407%	257,000	251,149
02/25/2025	2.193%	709,000	657,233
07/17/2030	2.048%	549,000	419,011
07/18/2039	3.751%	242,000	189,552
Mitsubishi UFJ Financial Group, Inc.(h)
09/12/2025	5.063%	3,958,000	3,915,335
09/13/2028	5.354%	3,676,000	3,583,594
07/20/2032	2.309%	2,242,000	1,679,936
10/13/2032	2.494%	807,000	609,751
07/20/2033	5.133%	1,886,000	1,767,398
09/13/2033	5.472%	719,000	693,164
Mizuho Financial Group, Inc.(h)
05/25/2026	2.226%	392,000	355,989
05/22/2027	1.234%	385,000	325,813
09/13/2028	5.414%	1,165,000	1,139,106
09/13/2030	2.869%	219,000	178,056
Morgan Stanley(h)
01/25/2024	0.529%	523,000	514,584
01/22/2025	0.791%	5,586,000	5,232,550
04/17/2025	3.620%	855,000	830,170
05/30/2025	0.790%	5,645,000	5,196,708

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/21/2025	0.864%	1,741,000	1,578,787
04/28/2026	2.188%	1,680,000	1,541,517
12/10/2026	0.985%	4,456,000	3,844,335
07/20/2027	1.512%	3,408,000	2,906,185
01/21/2028	2.475%	871,000	762,113
04/20/2028	4.210%	2,952,000	2,761,181
07/22/2028	3.591%	889,000	802,434
01/24/2029	3.772%	333,000	300,077
01/23/2030	4.431%	1,547,000	1,423,519
02/13/2032	1.794%	5,470,000	3,999,342
04/28/2032	1.928%	5,000,000	3,676,679
10/20/2032	2.511%	1,380,000	1,056,302
01/21/2033	2.943%	291,000	229,999
04/22/2039	4.457%	630,000	532,821
Morgan Stanley
07/23/2025	4.000%	700,000	679,447
01/27/2045	4.300%	500,000	396,919
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,000,000	747,177
National Australia Bank Ltd.(a),(h)
Subordinated
08/02/2034	3.933%	935,000	793,127
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	178,039
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,298,093
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	195,102
Northern Trust Corp.(h)
Subordinated
05/08/2032	3.375%	231,000	208,108
PNC Bank NA
Subordinated
01/30/2023	2.950%	285,000	283,889
Royal Bank of Canada
10/05/2023	3.700%	341,000	337,678
08/03/2027	4.240%	2,865,000	2,737,665
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	340,000	330,425
05/22/2028	3.073%	576,000	495,609
05/08/2030	4.445%	208,000	182,323
Subordinated
11/01/2029	3.754%	273,000	252,764
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	359,641
Santander UK Group Holdings PLC(h)
06/14/2027	1.673%	2,071,000	1,716,889
01/11/2028	2.469%	420,000	349,763
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	603,340
Societe Generale SA(a)
01/22/2025	2.625%	857,000	793,893
01/22/2030	3.000%	354,000	278,467
Subordinated
04/14/2025	4.250%	900,000	855,830
Societe Generale SA(a),(h)
12/14/2026	1.488%	2,401,000	2,027,340
01/19/2028	2.797%	1,910,000	1,610,638
06/09/2032	2.889%	1,240,000	906,550
SouthTrust Bank
Subordinated
05/15/2025	7.690%	250,000	260,261
Standard Chartered PLC(a),(h)
01/30/2026	2.819%	494,000	454,396
01/14/2027	1.456%	460,000	388,467
Subordinated
03/15/2033	4.866%	239,000	208,539
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	507,249
07/14/2026	2.632%	201,000	181,655
10/19/2026	3.010%	297,000	270,664
07/16/2029	3.040%	769,000	646,194
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	185,461
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	186,061
Truist Financial Corp.(h)
06/06/2028	4.123%	3,116,000	2,926,223
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	234,535
UBS Group AG(a),(b),(h)
1-year CMT + 1.600% 08/05/2025	4.490%	3,038,000	2,964,596
UBS Group AG(a),(h)
01/30/2027	1.364%	358,000	306,228
08/05/2027	4.703%	7,423,000	7,026,842
08/10/2027	1.494%	3,564,000	2,994,018
05/12/2028	4.751%	1,880,000	1,764,609
08/13/2030	3.126%	4,930,000	4,047,949
02/11/2033	2.746%	2,500,000	1,857,469
08/05/2033	4.988%	914,000	821,384
02/11/2043	3.179%	520,000	336,096
UBS Group Funding Switzerland AG(a)
09/24/2025	4.125%	399,000	381,948

16	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UniCredit SpA(a),(h)
09/22/2026	2.569%	1,095,000	937,794
Wells Fargo & Co.
09/29/2025	3.550%	682,000	649,389
Subordinated
06/03/2026	4.100%	265,000	252,384
06/14/2046	4.400%	238,000	181,852
Wells Fargo & Co.(h)
02/11/2026	2.164%	273,000	251,377
04/25/2026	3.908%	4,332,000	4,140,639
06/17/2027	3.196%	1,727,000	1,572,034
03/24/2028	3.526%	9,144,000	8,298,581
06/02/2028	2.393%	491,000	420,982
07/25/2028	4.808%	1,832,000	1,750,334
02/11/2031	2.572%	2,845,000	2,277,128
07/25/2033	4.897%	2,571,000	2,364,999
04/30/2041	3.068%	4,687,000	3,222,968
Westpac Banking Corp.
05/13/2026	2.850%	170,000	158,289
11/20/2028	1.953%	200,000	166,600
Westpac Banking Corp.(h)
Subordinated
02/04/2030	2.894%	1,630,000	1,500,924
11/23/2031	4.322%	600,000	547,998
Total			396,933,365
Brokerage/Asset Managers/Exchanges 0.1%
Brookfield Finance LLC
04/15/2050	3.450%	211,000	131,394
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	360,152
09/20/2047	4.700%	76,000	60,176
Invesco Finance PLC
01/15/2026	3.750%	193,000	184,471
KKR Group Finance Co. XII LLC(a)
05/17/2032	4.850%	1,071,000	985,447
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	425,250
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	603,752
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	331,100
07/16/2030	2.679%	290,000	222,225
Total			3,303,967
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	774,247
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	755,000	579,832
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(a)
07/11/2031	3.875%	200,000	157,895
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	286,701
Masco Corp.
10/01/2030	2.000%	400,000	301,192
08/15/2032	6.500%	184,000	185,218
PGT Innovations, Inc.(a)
10/01/2029	4.375%	640,000	528,032
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	540,087
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,590,000	1,345,664
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	897,499
Total			5,596,367
Cable and Satellite 0.8%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	463,615
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,215,000	1,096,562
06/01/2029	5.375%	4,990,000	4,375,700
03/01/2030	4.750%	4,595,000	3,722,647
Charter Communications Operating LLC/Capital
04/01/2038	5.375%	286,000	231,346
06/01/2041	3.500%	502,000	320,720
03/01/2042	3.500%	4,201,000	2,658,525
03/01/2050	4.800%	392,000	280,364
04/01/2051	3.700%	430,000	261,220
06/01/2052	3.900%	970,000	605,217
Comcast Corp.
03/01/2026	3.150%	212,000	199,893
02/01/2030	2.650%	1,020,000	853,791
02/15/2031	1.500%	1,131,000	846,984
08/15/2034	4.200%	400,000	352,384
03/01/2038	3.900%	2,000,000	1,635,387
11/01/2039	3.250%	218,000	160,316
04/01/2040	3.750%	259,000	203,399
11/01/2049	3.999%	170,000	130,175
02/01/2050	3.450%	181,000	126,207
11/01/2051	2.887%	1,087,000	678,959
11/01/2052	4.049%	1,364,000	1,040,433
11/01/2056	2.937%	2,445,000	1,459,639
11/01/2063	2.987%	1,363,000	790,680
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	297,184
10/01/2050	2.950%	290,000	170,985
CSC Holdings LLC
06/01/2024	5.250%	970,000	900,578

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,516,227
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	885,673
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	1,882,823
07/01/2026	7.750%	2,380,000	1,825,211
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,083,460
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,702,133
07/15/2028	4.000%	435,000	370,507
07/01/2029	5.500%	1,235,000	1,112,496
TCI Communications, Inc.
02/15/2028	7.125%	415,000	446,194
Time Warner Cable LLC
05/01/2037	6.550%	205,000	185,943
06/15/2039	6.750%	477,000	422,146
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	942,815
04/15/2027	5.125%	690,000	633,645
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	783,303
Total			38,655,486
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	307,419
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	497,758
Avient Corp.(a)
08/01/2030	7.125%	625,000	579,303
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,283,219
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	164,768
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,304,072
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	346,685
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	718,083
Dow Chemical Co. (The)
11/01/2029	7.375%	2,304,000	2,514,362
11/15/2050	3.600%	888,000	604,790
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,175,818
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	824,717
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	247,412
11/15/2040	3.268%	172,000	119,143
12/01/2050	3.468%	390,000	255,262
LYB International Finance III LLC
10/01/2025	1.250%	368,000	324,086
Nutrien Ltd.
04/01/2029	4.200%	155,000	143,886
03/15/2035	4.125%	239,000	203,174
04/01/2049	5.000%	220,000	194,728
Olin Corp.
08/01/2029	5.625%	455,000	404,013
PPG Industries, Inc.
03/15/2026	1.200%	213,000	185,888
Rohm and Haas Co.
07/15/2029	7.850%	1,127,000	1,256,625
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	978,924
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,019,116
WR Grace Holdings LLC(a)
10/01/2024	5.625%	805,000	783,683
Total			16,436,934
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	918,083
John Deere Capital Corp.
03/07/2025	2.125%	1,313,000	1,235,523
03/08/2027	2.350%	2,184,000	1,969,533
09/15/2027	4.150%	4,576,000	4,441,336
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	1,972,577
01/15/2030	5.250%	765,000	692,251
02/15/2031	3.875%	1,055,000	858,846
Total			12,088,149
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	468,424
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	910,000	700,681
06/01/2028	4.625%	920,000	694,080
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,010,472
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	318,853

18	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Foundation (The)
06/01/2070	2.815%	440,000	259,225
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	901,871
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	1,862,735
Service Corp. International
06/01/2029	5.125%	980,000	892,310
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	957,107
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	982,882
Total			9,048,640
Consumer Products 0.4%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	967,896
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	733,631
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,000,741
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	946,183
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,540,000	1,220,640
GSK Consumer Healthcare Capital US LLC(a)
03/24/2027	3.375%	2,130,000	1,935,587
03/24/2029	3.375%	847,000	738,279
03/24/2032	3.625%	3,203,000	2,713,061
03/24/2052	4.000%	1,407,000	1,036,360
Mattel, Inc.(a)
04/01/2029	3.750%	645,000	543,983
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	312,418
Natura Cosmeticos SA(a)
05/03/2028	4.125%	300,000	234,397
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	776,143
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,188,848
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,205,000	950,650
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,091,050
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	779,894
Total			17,169,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	782,814
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	617,855
04/15/2029	4.125%	545,000	471,314
Eaton Corp.
04/01/2024	7.625%	170,000	176,732
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,130,000	1,013,653
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,237,480
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,104,564
Parker-Hannifin Corp.
09/15/2027	4.250%	2,656,000	2,529,620
09/15/2029	4.500%	1,772,000	1,677,238
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	470,039
06/30/2030	2.000%	242,000	185,737
TriMas Corp.(a)
04/15/2029	4.125%	725,000	611,081
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	790,000	672,964
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,776,496
WW Grainger, Inc.
06/15/2045	4.600%	200,000	180,432
Xylem, Inc.
01/30/2031	2.250%	176,000	140,595
Total			13,648,614
Electric 2.0%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	297,090
08/15/2051	2.750%	600,000	375,088
AES Corp. (The)
01/15/2026	1.375%	989,000	852,881
Alabama Power Co.
02/15/2033	5.700%	159,000	157,291
05/15/2038	6.125%	70,000	71,279
07/15/2051	3.125%	360,000	243,315
Alexander Funding Trust(a)
11/15/2023	1.841%	1,567,000	1,476,344
Ameren Corp.
03/15/2027	1.950%	240,000	207,718

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	606,000	478,181
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	843,640
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,303,000	1,039,559
08/15/2046	3.500%	376,000	279,055
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	329,912
02/01/2025	3.500%	180,000	175,043
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	197,000	167,089
Calpine Corp.(a)
06/01/2026	5.250%	360,000	339,342
02/15/2028	4.500%	1,115,000	976,321
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	961,000	720,256
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	184,485
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	192,763
Consumers Energy Co.
08/15/2052	2.650%	583,000	363,705
05/01/2060	2.500%	745,000	411,508
08/31/2064	4.350%	547,000	427,614
DTE Electric Co.
06/15/2042	3.950%	364,000	283,095
04/01/2043	4.000%	775,000	630,791
03/01/2050	2.950%	1,522,000	1,016,737
03/01/2052	3.650%	697,000	527,342
DTE Energy Co.
06/01/2025	1.050%	779,000	696,342
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	211,635
04/15/2031	2.550%	886,000	726,375
03/15/2032	2.850%	1,617,000	1,338,409
12/15/2041	4.250%	313,000	262,045
03/15/2052	3.550%	1,178,000	857,061
Duke Energy Corp.
03/15/2028	4.300%	2,260,000	2,128,477
06/15/2031	2.550%	1,043,000	816,633
08/15/2032	4.500%	2,478,000	2,241,242
09/01/2046	3.750%	269,000	190,631
06/15/2051	3.500%	269,000	181,434
08/15/2052	5.000%	426,000	363,877
Duke Energy Florida LLC
12/15/2031	2.400%	1,298,000	1,030,622
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	140,675
04/01/2050	2.750%	1,905,000	1,187,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	236,677
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	296,538
10/15/2046	3.700%	323,000	243,753
09/15/2047	3.600%	300,000	224,167
08/15/2050	2.500%	1,312,000	784,806
04/01/2052	4.000%	380,000	297,409
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	618,587
10/01/2030	2.532%	373,000	288,278
Emera US Finance LP
06/15/2046	4.750%	600,000	471,754
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	289,853
07/12/2028	1.875%	1,636,000	1,276,365
07/12/2031	2.250%	1,764,000	1,232,222
Entergy Arkansas LLC
06/15/2051	2.650%	2,098,000	1,269,326
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	291,766
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	396,336
03/15/2051	2.900%	620,000	393,839
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,213,077
Eversource Energy
08/15/2026	1.400%	740,000	639,918
07/01/2027	4.600%	2,492,000	2,409,527
03/15/2031	2.550%	940,000	752,361
03/01/2032	3.375%	814,000	685,794
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,428,713
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	905,000	702,917
Florida Power & Light Co.
09/01/2035	5.400%	600,000	582,894
Fortis, Inc.
10/04/2026	3.055%	620,000	566,064
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	417,453
05/14/2030	2.950%	530,000	435,722
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	249,353
03/01/2032	2.750%	1,431,000	1,137,795
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	143,134

20	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	698,296
06/15/2047	4.200%	400,000	326,447
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,531,000	1,428,480
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	610,662
08/01/2052	2.700%	1,130,000	717,159
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	236,211
Mississippi Power Co.
03/30/2028	3.950%	1,560,000	1,439,343
03/15/2042	4.250%	599,000	475,359
07/30/2051	3.100%	1,563,000	993,948
Nevada Power Co.
04/01/2036	6.650%	225,000	238,291
09/15/2040	5.375%	546,000	511,735
New England Power Co.(a)
12/05/2047	3.800%	168,000	127,480
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	1,359,000	1,314,359
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	642,340
Northern States Power Co.
04/01/2052	3.200%	881,000	616,662
06/01/2052	4.500%	440,000	384,752
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	258,751
12/02/2027	2.450%	960,000	787,756
06/15/2029	4.450%	585,000	507,380
06/15/2029	5.250%	605,000	532,776
NRG Energy, Inc.
01/15/2027	6.625%	107,000	105,293
01/15/2028	5.750%	1,415,000	1,312,157
NSTAR Electric Co.
06/01/2051	3.100%	802,000	533,409
06/01/2052	4.550%	1,057,000	918,816
09/15/2052	4.950%	457,000	426,250
Ohio Power Co.
10/01/2051	2.900%	1,195,000	751,517
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	29,151
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	159,186
Oncor Electric Delivery Co. LLC(a)
09/15/2032	4.550%	1,300,000	1,251,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
11/15/2023	1.700%	400,000	381,442
02/16/2024	3.250%	860,000	830,306
07/01/2025	3.450%	690,000	643,385
03/01/2026	2.950%	435,000	385,082
08/01/2027	2.100%	697,000	565,007
07/01/2040	4.500%	448,000	326,222
06/01/2041	4.200%	756,000	517,768
04/15/2042	4.450%	2,609,000	1,838,035
08/15/2042	3.750%	183,000	115,633
02/15/2044	4.750%	438,000	315,273
12/01/2047	3.950%	1,997,000	1,281,218
07/01/2050	4.950%	1,759,000	1,293,479
PacifiCorp
10/15/2037	6.250%	200,000	204,021
02/15/2050	4.150%	1,577,000	1,267,437
PECO Energy Co.
06/15/2050	2.800%	490,000	315,766
09/15/2051	2.850%	1,572,000	1,014,789
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,410,000	1,254,966
PG&E Corp.
07/01/2028	5.000%	816,000	705,848
07/01/2030	5.250%	610,000	519,974
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	149,808
12/01/2047	5.212%	270,000	257,182
06/01/2052	5.099%	510,000	490,446
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	188,954
03/15/2043	4.150%	250,000	205,626
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	322,382
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	299,100
Public Service Co. of Oklahoma
08/15/2031	2.200%	870,000	681,240
08/15/2051	3.150%	881,000	569,540
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,745,000	1,365,062
05/01/2050	2.700%	711,000	448,082
08/01/2050	2.050%	362,000	196,177
Public Service Enterprise Group, Inc.
08/15/2030	1.600%	1,002,000	751,514
11/15/2031	2.450%	1,127,000	875,114
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	510,718
San Diego Gas & Electric Co.
06/01/2026	6.000%	690,000	711,063
08/15/2051	2.950%	535,000	348,992

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	961,743
03/01/2028	3.650%	200,000	182,581
01/15/2036	5.550%	130,000	116,561
02/01/2038	5.950%	210,000	201,290
03/01/2048	4.125%	981,000	728,927
Southern Power Co.
09/15/2041	5.150%	398,000	349,591
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	311,494
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	290,264
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	211,205
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	615,000	590,303
Union Electric Co.
06/15/2027	2.950%	286,000	260,644
04/01/2052	3.900%	230,000	180,887
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	125,736
11/15/2051	2.950%	1,303,000	847,478
05/15/2052	4.625%	977,000	840,949
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,741,925
07/31/2027	5.000%	1,185,000	1,069,923
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	182,695
09/30/2032	4.750%	1,298,000	1,251,627
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	76,932
Total			96,421,347
Environmental 0.0%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	970,000	895,077
08/01/2028	4.000%	640,000	533,465
Republic Services, Inc.
02/15/2031	1.450%	378,000	282,010
Stericycle, Inc.(a)
01/15/2029	3.875%	795,000	658,149
Total			2,368,701
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	929,859
07/03/2023	4.125%	500,000	495,937
09/15/2023	4.500%	2,905,000	2,866,567
10/29/2023	1.150%	5,254,000	4,999,591
02/15/2024	3.150%	2,875,000	2,761,002
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/14/2024	2.875%	632,000	597,106
01/15/2025	3.500%	218,000	205,403
07/15/2025	6.500%	1,285,000	1,284,027
04/03/2026	4.450%	400,000	373,620
10/29/2026	2.450%	190,000	160,636
10/29/2028	3.000%	235,000	189,462
01/30/2032	3.300%	225,000	169,717
Air Lease Corp.
07/03/2023	3.875%	341,000	337,356
09/15/2023	3.000%	177,000	172,621
03/01/2025	3.250%	220,000	206,081
07/01/2025	3.375%	515,000	481,717
01/15/2026	2.875%	749,000	671,521
10/01/2029	3.250%	225,000	182,727
Ares Capital Corp.
11/15/2031	3.200%	839,000	598,343
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	344,170
12/15/2024	5.500%	1,222,000	1,182,653
08/01/2025	4.125%	835,000	765,065
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,723,961
01/15/2026	5.500%	2,935,000	2,761,365
02/21/2026	2.125%	730,000	614,985
04/15/2026	4.250%	830,000	746,554
05/01/2026	4.375%	790,000	708,993
11/18/2027	2.528%	7,382,000	5,837,719
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	182,000	149,275
Blackstone Private Credit Fund
03/15/2027	3.250%	1,802,000	1,495,213
01/15/2029	4.000%	2,788,000	2,233,261
Blackstone Secured Lending Fund
07/14/2023	3.650%	960,000	949,843
Morgan Stanley Direct Lending Fund
02/11/2027	4.500%	732,000	647,906
Navient Corp.
03/25/2024	6.125%	780,000	759,471
Owl Rock Capital Corp.
07/15/2026	3.400%	963,000	828,136
Owl Rock Capital Corp. III
04/13/2027	3.125%	1,190,000	969,362
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	175,000	173,914
02/15/2024	5.500%	188,000	183,991
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,311,994

22	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2025	6.875%	240,000	225,580
03/15/2026	7.125%	1,330,000	1,208,067
Total			43,504,771
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	4,342,000	3,914,508
02/01/2046	4.900%	3,962,000	3,433,821
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	24,830
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,597,000	2,219,977
06/01/2040	4.350%	505,000	427,387
07/15/2042	3.750%	797,000	606,603
10/06/2048	4.439%	455,000	368,770
04/15/2058	4.750%	100,000	81,404
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	631,929
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	997,000	897,299
Campbell Soup Co.
04/24/2030	2.375%	205,000	163,596
04/24/2050	3.125%	249,000	158,778
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	139,383
07/23/2023	1.375%	1,193,000	1,161,854
11/01/2036	7.250%	300,000	334,688
04/22/2052	4.375%	160,000	137,568
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	361,526
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	291,273
09/01/2032	1.850%	1,000,000	733,149
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	954,965
Diageo Capital PLC
09/29/2025	1.375%	348,000	315,650
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	869,330
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	60,000	59,102
06/15/2027	3.430%	135,000	124,738
Kraft Heinz Foods Co.
10/01/2039	4.625%	946,000	780,365
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	995,551
MARB BondCo PLC(a)
01/29/2031	3.950%	500,000	361,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.
05/04/2025	1.500%	410,000	374,788
Nestle Holdings, Inc.(a)
10/01/2027	4.125%	1,407,000	1,364,668
10/01/2032	4.300%	1,407,000	1,340,563
01/15/2053	4.700%	956,000	892,376
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,108,447
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	519,482
04/15/2030	4.625%	915,000	751,438
Tyson Foods, Inc.
08/15/2044	5.150%	281,000	250,855
Viterra Finance BV(a)
04/21/2027	4.900%	1,163,000	1,075,992
04/21/2031	3.200%	417,000	312,248
04/21/2032	5.250%	2,882,000	2,464,561
Total			31,005,044
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	225,655
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	1,030,000	992,662
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	847,000	769,555
International Game Technology PLC(a)
02/15/2025	6.500%	310,000	309,222
MGM Resorts International
04/15/2027	5.500%	1,130,000	1,012,878
Station Casinos LLC(a)
02/15/2028	4.500%	635,000	522,759
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,050,867
02/01/2027	5.750%	645,000	607,543
12/01/2029	4.625%	1,125,000	977,321
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	715,000	669,132
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	710,000	697,587
10/01/2029	5.125%	805,000	650,522
Total			8,485,703
Health Care 1.1%
Abbott Laboratories
01/30/2028	1.150%	266,000	222,644
11/30/2036	4.750%	297,000	290,124
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,292,511

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	733,259
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	191,127
Ascension Health
11/15/2029	2.532%	341,000	288,339
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,247,925
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	42,745
02/11/2031	1.957%	694,000	536,737
Boston Scientific Corp.
03/01/2039	4.550%	84,000	72,626
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	811,650
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	419,675
Children’s Hospital/DC
07/15/2050	2.928%	760,000	491,785
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	843,392
01/15/2029	6.000%	1,250,000	922,379
Cigna Corp.
02/25/2026	4.500%	197,000	192,261
07/15/2046	4.800%	218,000	187,086
03/15/2050	3.400%	442,000	299,887
CommonSpirit Health
10/01/2025	1.547%	675,000	599,182
10/01/2030	2.782%	670,000	533,986
10/01/2050	3.910%	660,000	470,399
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	436,342
CVS Health Corp.
08/15/2026	3.000%	943,000	871,785
03/25/2028	4.300%	1,993,000	1,885,014
03/25/2048	5.050%	1,132,000	996,537
CVS Pass-Through Trust(a)
10/10/2025	6.204%	82,975	82,509
01/10/2032	7.507%	90,916	95,035
01/10/2034	5.926%	641,250	618,617
01/10/2036	4.704%	1,589,367	1,452,269
08/11/2036	4.163%	139,260	119,514
Danaher Corp.
10/01/2050	2.600%	1,039,000	640,593
12/10/2051	2.800%	697,000	444,456
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,596,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DH Europe Finance II Sarl
11/15/2022	2.050%	1,394,000	1,391,188
11/15/2024	2.200%	2,396,000	2,266,285
Encompass Health Corp.
02/01/2028	4.500%	880,000	758,822
02/01/2030	4.750%	865,000	718,568
04/01/2031	4.625%	210,000	166,081
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	645,771
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	993,712
HCA, Inc.
02/15/2026	5.875%	1,125,000	1,110,254
06/15/2026	5.250%	1,700,000	1,645,150
09/01/2028	5.625%	3,810,000	3,640,347
02/01/2029	5.875%	2,545,000	2,484,016
06/15/2029	4.125%	1,000,000	881,233
09/01/2030	3.500%	114,000	94,201
06/15/2039	5.125%	660,000	553,586
06/15/2047	5.500%	415,000	349,760
07/15/2051	3.500%	102,000	63,354
HCA, Inc.(a)
03/15/2052	4.625%	2,404,000	1,808,698
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,215,847
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,531,577
Memorial Health Services
11/01/2049	3.447%	1,230,000	904,218
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,515,000	1,216,611
MultiCare Health System
08/15/2050	2.803%	570,000	352,567
NYU Langone Hospitals
07/01/2055	3.380%	550,000	377,974
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	842,592
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	281,453
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	144,396
STERIS Irish FinCo Unlimited, Co.
03/15/2051	3.750%	866,000	591,491
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	1,400,000	1,306,634
11/01/2027	5.125%	2,860,000	2,570,817
06/01/2029	4.250%	615,000	509,054

24	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
10/15/2028	1.750%	881,000	738,287
10/15/2031	2.000%	1,476,000	1,163,852
10/15/2041	2.800%	1,403,000	984,568
Universal Health Services, Inc.(a)
10/15/2030	2.650%	240,000	177,258
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	565,121
Total			54,974,093
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	201,000	204,671
Anthem, Inc.
12/01/2024	3.350%	350,000	336,760
03/01/2028	4.101%	193,000	182,140
12/01/2047	4.375%	94,000	78,160
Centene Corp.
12/15/2027	4.250%	1,045,000	955,216
07/15/2028	2.450%	4,510,000	3,667,604
12/15/2029	4.625%	2,305,000	2,070,694
02/15/2030	3.375%	2,085,000	1,704,565
10/15/2030	3.000%	1,964,000	1,554,351
03/01/2031	2.500%	815,000	617,333
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	207,202
05/15/2029	4.000%	1,344,000	1,252,291
07/15/2035	4.625%	2,034,000	1,867,944
08/15/2039	3.500%	725,000	569,245
05/15/2040	2.750%	670,000	468,732
05/15/2041	3.050%	458,000	333,749
05/15/2050	2.900%	1,554,000	1,014,489
05/15/2051	3.250%	2,829,000	1,971,099
Total			19,056,245
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	211,177
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	684,693
Sabra Health Care LP
12/01/2031	3.200%	440,000	327,751
Total			1,223,621
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	831,509
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Aker BP ASA(a)
01/15/2030	3.750%	634,000	538,863
01/15/2031	4.000%	1,081,000	919,690
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,348,056
Baytex Energy Corp.(a)
04/01/2027	8.750%	585,000	588,104
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,144,548
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	762,677
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	1,004,125
ConocoPhillips Co.(a)
03/15/2062	4.025%	488,000	371,015
Diamondback Energy, Inc.
03/24/2031	3.125%	1,402,000	1,137,293
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	781,506
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	154,310
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	875,000	772,162
Lundin Energy Finance BV(a)
07/15/2026	2.000%	2,647,000	2,286,679
07/15/2031	3.100%	2,713,000	2,129,013
Marathon Oil Corp.
10/01/2037	6.600%	150,000	145,937
Occidental Petroleum Corp.
07/15/2027	8.500%	735,000	790,065
09/01/2030	6.625%	1,065,000	1,079,033
09/15/2031	7.875%	710,000	761,274
Pioneer Natural Resources Co.
08/15/2030	1.900%	1,917,000	1,467,990
01/15/2031	2.150%	1,772,000	1,365,787
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,357,457
Southwestern Energy Co.
10/01/2027	7.750%	1,075,000	1,094,350
02/01/2029	5.375%	1,000,000	908,471
Total			22,908,405

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	25

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BP Capital Markets America, Inc.
02/11/2026	3.410%	177,000	168,441
08/10/2030	1.749%	689,000	536,891
01/12/2032	2.721%	4,174,000	3,390,206
11/10/2050	2.772%	705,000	437,364
06/04/2051	2.939%	1,871,000	1,187,996
03/17/2052	3.001%	2,590,000	1,675,446
BP Capital Markets PLC
09/19/2027	3.279%	147,000	134,920
BP Capital Markets PLC(h)
12/31/2049	4.375%	3,790,000	3,483,304
12/31/2059	4.875%	3,065,000	2,646,788
Chevron Corp.
05/11/2027	1.995%	261,000	231,532
Chevron USA, Inc.
10/15/2029	3.250%	165,000	147,535
ENI SpA(a)
09/12/2023	4.000%	310,000	306,257
Exxon Mobil Corp.
03/19/2025	2.992%	528,000	507,469
08/16/2039	2.995%	278,000	207,430
08/16/2049	3.095%	346,000	241,867
03/19/2050	4.327%	2,315,000	1,972,666
04/15/2051	3.452%	2,451,000	1,822,497
Petro-Canada
05/15/2035	5.950%	250,000	239,239
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,325,858
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,000,413
05/29/2050	3.127%	1,400,000	965,697
Total			22,629,816
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	961,237
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,298,494
08/01/2028	4.000%	820,000	661,872
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,230,000	1,143,191
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	681,117
07/15/2028	5.250%	415,000	318,944
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	776,630
10/15/2027	4.750%	915,000	795,603
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	975,000	995,803
Royal Caribbean Cruises Ltd.(a),(i)
01/15/2029	8.250%	610,000	593,390
01/15/2029	9.250%	610,000	603,105
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,040,000	992,132
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	302,964
Total			10,124,482
Life Insurance 0.7%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	470,690
Subordinated
09/16/2040	3.200%	540,000	399,999
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	626,839
Athene Global Funding(a)
03/08/2024	2.514%	3,581,000	3,415,921
01/08/2026	1.450%	358,000	311,084
10/02/2026	1.730%	3,954,000	3,353,549
11/12/2026	2.950%	1,408,000	1,242,658
03/24/2028	2.500%	3,061,000	2,548,145
08/19/2028	1.985%	2,187,000	1,728,647
10/04/2031	2.646%	2,888,000	2,177,443
Brighthouse Financial, Inc.
12/22/2051	3.850%	866,000	527,692
Dai-ichi Life Insurance Co. Ltd. (The)(a),(h)
Junior Subordinated
12/31/2049	4.000%	700,000	642,508
F&G Global Funding(a)
06/30/2026	1.750%	130,000	112,888
09/20/2028	2.000%	1,847,000	1,474,576
GA Global Funding Trust(a)
09/13/2024	0.800%	3,122,000	2,840,455
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	170,487
Jackson Financial, Inc.
06/08/2027	5.170%	1,285,000	1,235,901
06/08/2032	5.670%	1,493,000	1,374,894
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	267,178
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	257,583

26	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Manulife Financial Corp.(h)
Subordinated
02/24/2032	4.061%	923,000	824,151
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	268,487
09/19/2027	3.000%	170,000	153,114
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	369,100
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	202,163
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,200,997
SBL Holdings, Inc.(a)
02/18/2031	5.000%	3,030,000	2,319,580
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	401,233
05/15/2047	4.270%	300,000	246,081
Total			32,164,043
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	405,638
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,076,681
Marriott International, Inc.
06/15/2030	4.625%	2,610,000	2,362,049
04/15/2031	2.850%	1,166,000	915,567
10/15/2032	3.500%	2,236,000	1,798,813
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	611,346
Total			7,170,094
Media and Entertainment 0.7%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	2,273,125
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,275,566
Discovery Communications LLC
09/20/2047	5.200%	365,000	269,960
09/15/2055	4.000%	999,000	594,763
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	806,460
Grupo Televisa SAB
01/31/2046	6.125%	356,000	351,381
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,218,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
02/15/2030	4.000%	970,000	813,254
Magallanes, Inc.(a)
03/15/2025	3.638%	1,751,000	1,658,344
03/15/2027	3.755%	2,661,000	2,388,339
03/15/2029	4.054%	875,000	756,817
03/15/2032	4.279%	2,558,000	2,106,153
03/15/2042	5.050%	1,923,000	1,439,355
03/15/2052	5.141%	2,508,000	1,822,458
03/15/2062	5.391%	2,184,000	1,583,146
Meta Platforms, Inc.(a)
08/15/2032	3.850%	2,405,000	2,119,030
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	863,923
Netflix, Inc.
04/15/2028	4.875%	889,000	832,730
11/15/2028	5.875%	1,672,000	1,624,000
Netflix, Inc.(a)
11/15/2029	5.375%	1,017,000	956,499
News Corp.(a)
05/15/2029	3.875%	1,010,000	857,226
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,454,837
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	896,670
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	825,000	658,402
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	200,101
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,002,881
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	131,896
TEGNA, Inc.
09/15/2029	5.000%	795,000	733,767
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	775,085
Walt Disney Co. (The)
07/15/2024	9.500%	139,000	150,048
WMG Acquisition Corp.(a)
07/15/2030	3.875%	570,000	467,726
Total			33,082,847
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	1,847,254
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	765,172

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	27

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anglo American Capital PLC(a)
03/16/2029	3.875%	2,505,000	2,156,947
03/16/2052	4.750%	1,973,000	1,508,251
Arconic Corp.(a)
02/15/2028	6.125%	1,375,000	1,212,037
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	489,820
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	449,557
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	102,000	100,334
03/01/2029	4.625%	1,250,000	1,046,508
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	325,000	293,027
Constellium SE(a)
06/15/2028	5.625%	675,000	554,832
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,207,085
Freeport-McMoRan, Inc.
09/01/2029	5.250%	4,000,000	3,716,786
03/01/2030	4.250%	464,000	397,767
08/01/2030	4.625%	1,040,000	918,381
11/14/2034	5.400%	1,388,000	1,233,237
03/15/2043	5.450%	415,000	342,752
Glencore Finance Canada Ltd.(a)
11/15/2037	6.900%	1,007,000	1,007,729
11/15/2041	6.000%	111,000	98,330
Glencore Funding LLC(a)
05/30/2023	4.125%	186,000	184,736
09/01/2030	2.500%	2,040,000	1,560,974
09/23/2031	2.625%	1,420,000	1,065,348
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	1,055,000	862,766
Nucor Corp.
12/15/2055	2.979%	341,000	201,953
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	173,956
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	517,413
Total			23,912,952
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,015,382
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,151,588
06/15/2029	5.375%	450,000	396,252
Boardwalk Pipelines LP
02/15/2031	3.400%	875,000	705,097
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Partners LP
12/01/2027	4.125%	560,000	472,026
11/15/2043	5.850%	770,000	580,041
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	232,606
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	2,100,000	2,035,703
11/15/2029	3.700%	382,000	331,810
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,549,562
01/31/2032	3.250%	850,000	652,910
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	598,244
Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/2029	8.000%	774,000	743,534
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,423,825
Enable Midstream Partners LP
03/15/2027	4.400%	433,000	404,252
05/15/2028	4.950%	3,225,000	3,007,197
Energy Transfer Operating LP
04/15/2047	5.300%	2,055,000	1,643,496
05/15/2050	5.000%	1,485,000	1,160,412
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	787,548
12/15/2045	6.125%	779,000	680,750
EnLink Midstream Partners LP
06/01/2025	4.150%	386,000	358,220
Enterprise Products Operating LLC
02/15/2043	4.450%	305,000	247,084
02/15/2053	3.300%	390,000	255,231
EQM Midstream Partners LP
08/01/2024	4.000%	260,000	243,102
07/15/2028	5.500%	700,000	599,497
EQM Midstream Partners LP(a)
01/15/2031	4.750%	895,000	710,348
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	752,846
12/30/2039	4.317%	260,000	184,928
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	1,817,045	1,661,717
03/31/2034	2.160%	2,083,145	1,711,009
03/31/2036	2.625%	1,270,000	984,247
09/30/2040	2.940%	1,964,237	1,495,152
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	710,000	673,059
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	222,000	214,397
10/15/2025	2.600%	790,000	709,605

28	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,167,534
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	875,000	835,689
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	575,290
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	729,764
02/15/2051	3.600%	325,000	214,864
08/01/2052	5.450%	2,847,000	2,462,595
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	556,357
NuStar Logistics LP
06/01/2026	6.000%	900,000	828,169
04/28/2027	5.625%	475,000	415,180
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	379,470
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	7,815,000	7,810,855
05/15/2030	4.500%	200,000	182,253
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	393,607
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	606,122
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	572,742
09/01/2031	6.000%	615,000	519,819
Targa Resources Corp.
07/01/2027	5.200%	232,000	224,235
07/01/2052	6.250%	1,072,000	976,754
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	515,000	463,998
02/01/2031	4.875%	2,055,000	1,766,697
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	225,000	224,826
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	168,467
Western Midstream Operating LP(h)
02/01/2030	4.300%	1,055,000	897,471
Total			53,345,435
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	180,104
Atmos Energy Corp.
02/15/2052	2.850%	510,000	323,488
Atmos Energy Corp.(i)
10/15/2052	5.750%	185,000	185,118
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	264,920
NiSource Finance Corp.
02/01/2042	5.800%	381,000	355,776
NiSource, Inc.
09/01/2029	2.950%	755,000	639,299
02/15/2031	1.700%	307,000	226,865
ONE Gas, Inc.
05/15/2030	2.000%	372,000	294,234
Southern California Gas Co.
02/01/2030	2.550%	374,000	313,727
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	196,132
06/15/2026	3.250%	169,000	156,758
10/01/2046	3.950%	247,000	183,316
09/30/2051	3.150%	750,000	473,958
Total			3,793,695
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	116,425
12/15/2030	4.900%	1,000,000	946,928
02/01/2033	1.875%	225,000	158,388
02/01/2050	4.000%	661,000	496,572
Boston Properties LP
12/01/2028	4.500%	350,000	322,183
Corporate Office Properties LP
04/15/2031	2.750%	550,000	407,097
Office Properties Income Trust
10/15/2031	3.450%	485,000	293,968
Total			2,741,561
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	264,641
Guara Norte Sarl(a)
06/15/2034	5.198%	936,150	745,280
Halliburton Co.
11/15/2035	4.850%	169,000	147,042
08/01/2043	4.750%	260,000	207,802
MV24 Capital BV(a)
06/01/2034	6.748%	533,340	453,103
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	845,207
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	778,964

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	29

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	180,579
05/17/2028	3.900%	351,000	317,331
Total			3,939,949
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	978,848
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,092,344
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,033,489
Total			3,104,681
Other Industry 0.1%
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	481,000	441,437
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	692,358
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	788,884
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	617,310
Pepperdine University
12/01/2059	3.301%	560,000	360,743
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	438,261
Quanta Services, Inc.
10/01/2024	0.950%	1,740,000	1,591,989
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	525,845
University of Miami
04/01/2052	4.063%	320,000	259,329
University of Southern California
10/01/2120	3.226%	690,000	399,837
Total			6,115,993
Other REIT 0.3%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,164,399
Digital Realty Trust LP
08/15/2027	3.700%	231,000	213,724
Duke Realty LP
06/30/2026	3.250%	203,000	187,474
Extra Space Storage LP
04/01/2029	3.900%	840,000	745,556
03/15/2032	2.350%	752,000	554,634
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	851,313
Life Storage LP
06/15/2029	4.000%	280,000	248,582
Prologis LP
04/15/2030	2.250%	280,000	228,811
01/15/2033	4.625%	1,013,000	962,178
04/15/2050	3.000%	546,000	363,446
Public Storage
11/09/2026	1.500%	507,000	447,192
Rexford Industrial Realty LP
09/01/2031	2.150%	931,000	697,485
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,239,443
Sun Communities Operating LP
11/01/2028	2.300%	840,000	675,631
04/15/2032	4.200%	1,681,000	1,409,588
Trust F/1401(a)
01/15/2050	6.390%	1,158,000	808,164
WP Carey, Inc.
10/01/2026	4.250%	345,000	326,285
04/01/2033	2.250%	436,000	309,680
Total			15,433,585
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	318,036
12/01/2046	4.000%	431,000	335,477
05/01/2050	3.450%	408,000	293,575
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	527,275
Total			1,474,363
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,218,657
BWAY Holding Co.(a)
04/15/2024	5.500%	1,890,000	1,793,258
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	730,008
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	824,771
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,067,054
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	986,499
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	676,435

30	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	703,910
Total			8,000,592
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	399,073
Klabin Austria GmbH(a)
04/03/2029	5.750%	300,000	276,034
Packaging Corp. of America
12/15/2049	4.050%	268,000	202,078
Total			877,185
Pharmaceuticals 1.2%
AbbVie, Inc.
11/21/2022	2.300%	2,729,000	2,723,388
11/21/2029	3.200%	2,601,000	2,282,123
03/15/2035	4.550%	341,000	306,375
05/14/2036	4.300%	633,000	548,647
11/21/2039	4.050%	4,843,000	3,922,097
11/06/2042	4.400%	280,000	232,464
05/14/2046	4.450%	849,000	693,428
11/21/2049	4.250%	3,020,000	2,423,294
Amgen, Inc.
08/15/2028	1.650%	225,000	185,478
08/18/2029	4.050%	2,292,000	2,109,658
01/15/2052	3.000%	515,000	325,104
03/01/2053	4.875%	1,515,000	1,334,185
AstraZeneca Finance LLC
05/28/2028	1.750%	3,084,000	2,598,867
AstraZeneca PLC
08/06/2030	1.375%	886,000	685,596
09/15/2037	6.450%	290,000	313,056
09/18/2042	4.000%	341,000	286,034
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,226,173
08/15/2027	5.750%	990,000	667,260
06/01/2028	4.875%	2,530,000	1,629,932
02/15/2029	5.000%	3,020,000	1,172,989
Biogen, Inc.
05/01/2030	2.250%	474,000	374,670
Bristol Myers Squibb Co.
11/13/2027	1.125%	281,000	235,387
02/20/2028	3.900%	307,000	292,787
07/26/2029	3.400%	165,000	149,905
06/15/2039	4.125%	162,000	141,466
02/20/2048	4.550%	106,000	93,124
03/15/2052	3.700%	1,630,000	1,251,293
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSL Finance PLC(a)
04/27/2027	3.850%	437,000	414,010
04/27/2029	4.050%	881,000	811,023
04/27/2052	4.750%	1,651,000	1,423,004
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	638,794
Gilead Sciences, Inc.
09/01/2036	4.000%	779,000	648,033
10/01/2040	2.600%	2,995,000	1,986,585
03/01/2047	4.150%	1,000,000	790,673
10/01/2050	2.800%	1,414,000	871,843
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	637,154
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,079,255
Merck & Co., Inc.
12/10/2051	2.750%	4,160,000	2,706,664
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	555,698
04/30/2031	5.125%	1,030,000	844,850
Par Pharmaceutical, Inc.(a),(j)
04/01/2027	0.000%	785,000	621,377
Pfizer, Inc.
08/18/2031	1.750%	1,768,000	1,382,241
05/28/2040	2.550%	3,039,000	2,131,604
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	399,604
Roche Holdings, Inc.(a)
12/13/2031	2.076%	4,244,000	3,399,738
12/13/2051	2.607%	2,065,000	1,341,682
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	803,000	785,359
09/23/2026	3.200%	505,000	466,168
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,587,000	1,587,000
11/26/2028	5.000%	341,000	330,874
03/31/2030	2.050%	2,542,000	2,014,310
07/09/2040	3.025%	1,915,000	1,354,174
07/09/2050	3.175%	1,009,000	671,304
Zoetis, Inc.
05/15/2030	2.000%	303,000	240,379
Total			58,338,180
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	898,261
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	349,143

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	31

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
08/15/2027	3.450%	170,000	155,146
Enstar Group Ltd.
09/01/2031	3.100%	2,200,000	1,552,440
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	395,000	302,522
Liberty Mutual Group, Inc.(a)
06/15/2052	5.500%	1,326,000	1,155,942
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	205,000	204,754
Stewart Information Services Corp.
11/15/2031	3.600%	1,180,000	909,737
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	224,759
Total			5,752,704
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	575,725
05/01/2040	5.750%	790,000	798,702
02/15/2050	3.550%	147,000	109,825
02/15/2051	3.050%	785,000	533,966
Canadian National Railway Co.
08/05/2032	3.850%	1,376,000	1,257,029
08/05/2052	4.400%	916,000	790,445
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,169,000	2,009,467
12/02/2026	1.750%	419,000	367,132
12/02/2031	2.450%	351,000	281,318
12/02/2041	3.000%	428,000	305,747
CSX Corp.
11/15/2032	4.100%	2,292,000	2,080,134
Kansas City Southern
05/01/2048	4.700%	494,000	422,198
Union Pacific Corp.
05/20/2031	2.375%	922,000	749,934
02/14/2032	2.800%	1,252,000	1,042,324
02/14/2042	3.375%	1,048,000	798,071
09/15/2067	4.100%	200,000	151,148
Total			12,273,165
Refining 0.1%
HF Sinclair Corp.(a)
10/01/2023	2.625%	1,460,000	1,408,810
04/01/2026	5.875%	618,000	606,279
Phillips 66
11/15/2044	4.875%	40,000	34,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Phillips 66 Co.(a)
10/01/2026	3.550%	171,000	158,785
12/15/2029	3.150%	263,000	221,583
Valero Energy Corp.
09/15/2027	2.150%	341,000	294,643
04/15/2032	7.500%	181,000	196,520
Total			2,921,197
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,204,780
10/15/2030	4.000%	190,000	149,586
McDonald’s Corp.
09/01/2049	3.625%	1,426,000	1,039,591
04/01/2050	4.200%	2,105,000	1,691,235
09/09/2052	5.150%	915,000	850,929
Yum! Brands, Inc.
01/31/2032	4.625%	635,000	533,000
Total			5,469,121
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,827,000	1,476,372
10/01/2032	4.800%	917,000	819,043
06/15/2033	2.600%	415,000	302,704
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	327,821
04/01/2028	2.250%	892,000	722,011
08/16/2031	2.500%	1,016,000	743,661
DDR Corp.
02/01/2025	3.625%	482,000	454,310
06/01/2027	4.700%	200,000	185,804
Federal Realty Investment Trust
01/15/2024	3.950%	1,162,000	1,147,999
Kimco Realty Corp.
02/01/2033	4.600%	1,376,000	1,244,217
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	237,340
12/15/2026	3.600%	211,000	195,097
Realty Income Corp.
07/15/2024	3.875%	219,000	215,020
04/15/2025	3.875%	255,000	247,884
01/15/2028	3.400%	893,000	812,290
06/15/2028	2.200%	902,000	761,384
01/15/2031	3.250%	300,000	254,766
12/15/2032	2.850%	1,218,000	976,371
Regency Centers LP
09/15/2029	2.950%	2,045,000	1,692,032
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	355,000	338,127

32	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scentre Group Trust 2(a),(h)
09/24/2080	4.750%	339,000	291,812
STORE Capital Corp.
03/15/2028	4.500%	2,231,000	2,135,214
03/15/2029	4.625%	1,071,000	1,030,050
11/18/2030	2.750%	1,485,000	1,309,309
12/01/2031	2.700%	583,000	504,334
Total			18,424,972
Retailers 1.0%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	490,662
02/10/2041	2.500%	619,000	380,309
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	291,517
Amazon.com, Inc.
04/13/2029	3.450%	1,312,000	1,213,167
05/12/2031	2.100%	1,522,000	1,234,426
04/13/2032	3.600%	1,806,000	1,640,242
08/22/2037	3.875%	550,000	478,897
05/12/2041	2.875%	610,000	444,940
06/03/2050	2.500%	840,000	523,952
05/12/2051	3.100%	725,000	506,513
04/13/2052	3.950%	2,305,000	1,893,982
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	736,030
AutoNation, Inc.
06/01/2030	4.750%	1,531,000	1,347,017
Gap Inc. (The)(a)
10/01/2029	3.625%	755,000	495,476
Gap, Inc. (The)(a)
10/01/2031	3.875%	460,000	294,746
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,009,270
Home Depot, Inc. (The)
09/15/2032	4.500%	4,122,000	3,943,842
04/15/2040	3.300%	362,000	277,215
12/15/2049	3.125%	1,695,000	1,164,676
03/15/2051	2.375%	1,399,000	824,043
04/15/2052	3.625%	870,000	656,323
09/15/2052	4.950%	1,529,000	1,433,422
L Brands, Inc.
06/15/2029	7.500%	1,700,000	1,555,506
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	745,483
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	339,630
04/15/2033	5.000%	3,662,000	3,468,033
04/01/2052	4.250%	1,836,000	1,398,120
04/15/2053	5.625%	4,182,000	3,865,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nordstrom, Inc.
08/01/2031	4.250%	1,331,000	914,435
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	156,318
09/01/2027	3.600%	432,000	400,520
Penske Automotive Group, Inc.
09/01/2025	3.500%	360,000	332,987
06/15/2029	3.750%	425,000	340,711
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,747,138
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	886,692
Target Corp.
09/15/2032	4.500%	3,203,000	3,051,619
01/15/2052	2.950%	2,401,000	1,612,387
Walmart, Inc.
09/09/2027	3.950%	2,288,000	2,221,584
09/09/2032	4.150%	2,746,000	2,631,567
09/09/2052	4.500%	1,373,000	1,288,374
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	379,029
Total			48,616,509
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,345,041
Kroger Co. (The)
05/01/2030	2.200%	682,000	541,649
02/01/2047	4.450%	240,000	196,590
Total			4,083,280
Technology 2.0%
Advanced Micro Devices, Inc.
06/01/2032	3.924%	2,815,000	2,555,535
ams AG(a)
07/31/2025	7.000%	1,010,000	920,425
Apple, Inc.
06/20/2027	3.000%	192,000	180,345
08/08/2029	3.250%	3,669,000	3,353,988
08/08/2032	3.350%	3,852,000	3,427,344
02/08/2041	2.375%	711,000	493,368
08/04/2046	3.850%	229,000	189,687
11/13/2047	3.750%	169,000	137,642
05/11/2050	2.650%	1,344,000	887,556
08/20/2050	2.400%	111,000	69,317
02/08/2051	2.650%	599,000	393,050
08/08/2052	3.950%	2,646,000	2,206,043
02/08/2061	2.800%	620,000	388,535
08/05/2061	2.850%	3,630,000	2,291,721
08/08/2062	4.100%	1,376,000	1,128,156

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	33

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	338,884
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	787,912
Block, Inc.
06/01/2026	2.750%	545,000	468,368
06/01/2031	3.500%	585,000	454,205
Broadcom, Inc.
11/15/2025	3.150%	1,144,000	1,075,101
11/15/2030	4.150%	1,032,000	891,981
Broadcom, Inc.(a)
02/15/2031	2.450%	1,526,000	1,149,052
04/15/2032	4.150%	1,312,000	1,103,886
04/15/2033	3.419%	4,155,000	3,187,885
04/15/2034	3.469%	1,950,000	1,466,517
05/15/2037	4.926%	1,394,000	1,153,219
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	793,486
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,727,079
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	870,791
Dell International LLC/EMC Corp.
06/15/2023	5.450%	153,000	153,377
06/15/2026	6.020%	2,068,000	2,076,281
07/15/2027	6.100%	888,000	895,340
10/01/2029	5.300%	600,000	558,996
Dell International LLC/EMC Corp.(a)
12/15/2041	3.375%	2,169,000	1,339,946
12/15/2051	3.450%	2,601,000	1,485,513
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	881,235
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,234,634
Fiserv, Inc.
07/01/2026	3.200%	360,000	331,810
07/01/2049	4.400%	345,000	267,427
Gartner, Inc.(a)
07/01/2028	4.500%	710,000	634,215
06/15/2029	3.625%	845,000	707,949
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,480,501
11/15/2031	2.900%	1,415,000	1,084,277
08/15/2052	5.950%	644,000	566,001
HP, Inc.
06/17/2027	3.000%	268,000	237,906
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,469,965
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2041	2.800%	2,282,000	1,537,925
08/05/2052	4.900%	2,565,000	2,263,694
02/15/2060	3.100%	239,000	144,317
08/05/2062	5.050%	916,000	795,166
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	941,541
KLA Corp.
03/01/2050	3.300%	2,237,000	1,572,515
07/15/2052	4.950%	811,000	736,628
Leidos, Inc.
02/15/2031	2.300%	194,000	142,974
Microchip Technology, Inc.
02/15/2024	0.972%	506,000	476,710
Microsoft Corp.
02/12/2035	3.500%	300,000	269,856
03/17/2052	2.921%	462,000	326,655
03/17/2062	3.041%	314,000	214,220
Moody’s Corp.
08/08/2032	4.250%	643,000	585,208
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	317,827
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,182,558
09/01/2029	6.125%	700,000	606,406
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,105,000	1,098,537
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	1,057,000	997,791
05/01/2030	3.400%	1,212,000	1,009,334
02/15/2032	2.650%	1,804,000	1,349,141
05/11/2041	3.250%	957,000	627,463
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,095,786
Oracle Corp.
03/25/2028	2.300%	312,000	260,417
07/08/2034	4.300%	164,000	133,948
05/15/2035	3.900%	251,000	192,415
07/15/2036	3.850%	285,000	213,376
11/15/2037	3.800%	2,010,000	1,464,032
04/01/2040	3.600%	2,700,000	1,830,953
07/15/2046	4.000%	1,679,000	1,136,353
03/25/2051	3.950%	1,835,000	1,218,208
05/15/2055	4.375%	585,000	396,753
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,082,908
PTC, Inc.(a)
02/15/2028	4.000%	880,000	772,740
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	249,384

34	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
S&P Global, Inc.(a)
03/01/2029	2.700%	422,000	365,063
03/01/2032	2.900%	1,545,000	1,290,838
Seagate HDD Cayman
07/15/2029	3.125%	480,000	353,056
01/15/2031	4.125%	820,000	617,381
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	961,415
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	935,888
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	736,930
TSMC Arizona Corp.
04/22/2027	3.875%	930,000	886,182
10/25/2031	2.500%	2,260,000	1,797,466
04/22/2052	4.500%	340,000	295,615
VMware, Inc.
08/15/2023	0.600%	4,273,000	4,115,578
08/15/2024	1.000%	3,034,000	2,808,876
08/15/2026	1.400%	3,052,000	2,614,345
05/15/2027	4.650%	774,000	739,397
08/15/2028	1.800%	528,000	418,380
05/15/2030	4.700%	1,754,000	1,576,814
Workday, Inc.
04/01/2029	3.700%	986,000	884,302
Xilinx, Inc.
06/01/2030	2.375%	747,000	615,820
Total			98,753,536
Tobacco 0.1%
BAT Capital Corp.
08/15/2037	4.390%	5,553,000	3,967,115
08/15/2047	4.540%	425,000	283,095
Philip Morris International, Inc.
11/15/2041	4.375%	1,300,000	956,727
Total			5,206,937
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	816,000	627,894
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,234,851
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	297,406
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	703,050
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	162,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	346,352
Total			3,371,972
Treasury 0.1%
Israel Government AID Bond(k)
11/01/2024	0.000%	5,000,000	4,551,440
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	580,273
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,027,619
America Movil SAB de CV
04/22/2029	3.625%	795,000	713,999
04/22/2049	4.375%	662,000	546,641
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	348,152
American Tower Corp.
01/15/2027	3.125%	916,000	825,704
03/15/2027	3.650%	1,294,000	1,185,996
01/31/2028	1.500%	926,000	741,711
06/15/2030	2.100%	950,000	726,960
04/15/2031	2.700%	697,000	546,268
Crown Castle International Corp.
07/15/2026	1.050%	2,620,000	2,219,206
03/01/2027	4.000%	437,000	407,754
03/15/2027	2.900%	2,861,000	2,543,816
07/01/2030	3.300%	1,510,000	1,265,458
04/01/2041	2.900%	442,000	288,571
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	625,000	461,319
Rogers Communications, Inc.(a)
03/15/2052	4.550%	1,084,000	868,006
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,013,144
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,193,834
Sprint Corp.
03/01/2026	7.625%	3,170,000	3,289,034
T-Mobile US, Inc.
02/15/2026	2.250%	3,963,000	3,549,698
02/01/2028	4.750%	3,835,000	3,625,178
04/15/2029	3.375%	8,183,000	7,067,349
02/15/2031	2.875%	398,000	319,408
04/15/2031	3.500%	262,000	221,106
01/15/2033	5.200%	1,827,000	1,748,296
01/15/2053	5.650%	1,096,000	1,037,230
09/15/2062	5.800%	1,553,000	1,439,692

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	35

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC
05/30/2038	5.000%	438,000	376,301
09/17/2050	4.250%	347,000	249,012
Total			40,426,735
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	4,360,000	3,876,050
06/01/2027	2.300%	951,000	832,900
02/01/2028	1.650%	107,000	88,058
12/01/2033	2.550%	2,980,000	2,217,632
06/01/2041	3.500%	936,000	674,795
09/15/2055	3.550%	916,000	601,517
12/01/2057	3.800%	1,672,000	1,131,302
09/15/2059	3.650%	912,000	592,104
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,623,992
02/15/2027	4.000%	1,925,000	1,633,355
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	268,366
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,025,000	823,674
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,238,489
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,597,891
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	913,663
Verizon Communications, Inc.
03/22/2028	2.100%	140,000	118,134
02/08/2029	3.875%	235,000	214,541
03/21/2031	2.550%	1,376,000	1,098,524
03/15/2032	2.355%	3,046,000	2,342,411
11/20/2040	2.650%	2,415,000	1,566,334
03/22/2051	3.550%	1,836,000	1,296,420
Total			24,750,152
Total Corporate Bonds & Notes (Cost $1,698,609,593)			1,433,927,197

Foreign Government Obligations(l) 1.0%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	393,493
04/14/2032	8.750%	678,000	502,492
Total			895,985
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	715,481
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,111,000	1,052,022
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	450,963
05/15/2029	4.250%	360,000	281,287
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	254,792
Province of Saskatchewan
06/08/2027	3.250%	1,326,000	1,260,622
Total			2,247,664
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	592,000	465,013
03/07/2042	4.340%	706,000	558,181
Interchile SA(a)
06/30/2056	4.500%	769,000	567,074
Total			1,590,268
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	300,000	275,257
Ecopetrol SA
01/16/2025	4.125%	300,000	275,314
06/26/2026	5.375%	580,000	526,642
Total			1,077,213
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	750,751
02/22/2033	6.000%	725,000	588,947
01/30/2060	5.875%	1,500,000	987,735
Total			2,327,433
Ecuador 0.0%
Ecuador Government International Bond(a),(h)
07/31/2035	2.500%	600,000	200,511
Ghana 0.0%
Ghana Government International Bond(a),(k)
04/07/2025	0.000%	900,000	378,595
Ghana Government International Bond(a)
06/16/2049	8.627%	500,000	182,905
Total			561,500

36	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond
09/20/2032	4.650%	1,877,000	1,762,656
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	721,622
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	220,754
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	913,381
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	610,882
01/23/2034	6.300%	790,000	482,899
02/28/2048	8.250%	400,000	241,113
Total			1,334,894
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(h)
08/11/2031	2.720%	520,000	447,119
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	432,030
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	124,261
Mexico Government International Bond
04/22/2029	4.500%	2,319,000	2,148,528
05/24/2031	2.659%	600,000	461,522
05/19/2033	4.875%	3,992,000	3,518,681
02/12/2034	3.500%	1,181,000	902,129
02/10/2048	4.600%	509,000	371,646
02/12/2052	4.400%	2,859,000	1,973,259
04/19/2071	3.750%	2,155,000	1,251,260
Petroleos Mexicanos
01/15/2025	4.250%	1,000,000	919,792
02/12/2028	5.350%	1,100,000	837,965
01/28/2031	5.950%	720,000	486,026
Total			13,874,218
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	194,000	156,922
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	864,598
09/28/2028	6.125%	540,000	357,125
01/21/2031	8.747%	1,200,000	838,194
09/28/2033	7.375%	442,000	265,853
Total			2,325,770
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	433,739
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	369,968
10/28/2032	7.375%	300,000	299,179
Total			669,147
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	1,100,000	424,017
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(k)
06/05/2034	0.000%	374,448	235,235
Paraguay Government International Bond(a)
04/28/2031	4.950%	542,000	482,647
06/28/2033	3.849%	521,000	408,600
03/13/2048	5.600%	1,800,000	1,356,534
03/30/2050	5.400%	1,629,000	1,200,171
Total			3,683,187
Peru 0.0%
Fondo MIVIVIENDA SA(a)
04/12/2027	4.625%	300,000	281,111
Peruvian Government International Bond
01/15/2034	3.000%	659,000	496,015
11/18/2050	5.625%	98,000	92,069
01/15/2072	3.600%	515,000	309,719
Total			1,178,914
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	400,000	284,516
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	192,147
11/24/2025	1.625%	338,000	303,807

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	37

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	580,564
Total			1,076,518
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	300,555
03/13/2048	6.750%	400,000	248,733
Total			549,288
Singapore 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	299,211
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	284,202
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	910,907
Total			1,195,109
South Korea 0.1%
Export-Import Bank of Korea
09/15/2032	4.500%	1,301,000	1,251,179
Korea Hydro & Nuclear Power Co., Ltd.(a)
07/27/2027	4.250%	1,886,000	1,812,226
Total			3,063,405
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,345,000	1,887,726
Virgin Islands 0.0%
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	683,299
Total Foreign Government Obligations (Cost $59,799,452)			47,406,370

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	405,000	445,059
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,738,832
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	422,837
Total			2,161,669
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	872,905
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,526,028
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,616,340
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	866,596
Total			2,482,936
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	431,900
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	353,085

38	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,380,554
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	360,412
Total Municipal Bonds (Cost $11,457,288)			10,014,548

Residential Mortgage-Backed Securities - Agency(m) 21.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2013-11 Class AP
01/25/2043	1.500%	77,066	68,404
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,839,567	3,382,807
CMO Series 2021-27 Class EC
05/25/2051	1.500%	4,444,476	3,681,870
CMO Series 2022-11 Class A
07/25/2047	2.500%	5,172,230	4,708,784
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	720,630	743,766
12/01/2032- 03/01/2052	4.000%	12,624,492	11,846,060
03/01/2033	3.000%	614,529	554,691
06/01/2035- 04/01/2036	5.500%	77,845	78,710
09/01/2037	6.000%	436,457	459,255
04/01/2041- 12/01/2051	2.000%	6,350,070	5,214,810
04/01/2042- 03/01/2052	2.500%	23,102,117	19,542,678
05/01/2048- 12/01/2048	5.000%	2,034,054	2,022,291
06/01/2048	4.500%	1,250,888	1,211,787
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,312,495	1,205,508
CMO Series 2127 Class PG
02/15/2029	6.250%	77,868	78,975
CMO Series 2165 Class PE
06/15/2029	6.000%	38,852	39,762
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2326 Class ZQ
06/15/2031	6.500%	199,016	203,002
CMO Series 2399 Class TH
01/15/2032	6.500%	107,922	112,522
CMO Series 2517 Class Z
10/15/2032	5.500%	52,032	50,737
CMO Series 2557 Class HL
01/15/2033	5.300%	180,804	183,126
CMO Series 262 Class 35
07/15/2042	3.500%	2,187,860	2,044,767
CMO Series 2752 Class EZ
02/15/2034	5.500%	490,594	495,714
CMO Series 2764 Class ZG
03/15/2034	5.500%	390,763	396,204
CMO Series 2953 Class PG
03/15/2035	5.500%	1,624,173	1,650,630
CMO Series 2986 Class CH
06/15/2025	5.000%	95,997	95,859
CMO Series 2989 Class TG
06/15/2025	5.000%	74,010	74,116
CMO Series 299 Class 300
01/15/2043	3.000%	259,892	235,410
CMO Series 2990 Class UZ
06/15/2035	5.750%	613,463	624,190
CMO Series 3101 Class UZ
01/15/2036	6.000%	169,154	175,901
CMO Series 3123 Class AZ
03/15/2036	6.000%	194,600	199,883
CMO Series 3143 Class BC
02/15/2036	5.500%	224,855	229,385
CMO Series 3164 Class MG
06/15/2036	6.000%	63,530	60,976
CMO Series 3195 Class PD
07/15/2036	6.500%	147,306	151,681
CMO Series 3200 Class AY
08/15/2036	5.500%	148,044	151,447
CMO Series 3213 Class JE
09/15/2036	6.000%	199,374	206,094
CMO Series 3229 Class HE
10/15/2026	5.000%	225,399	225,151
CMO Series 3402 Class NC
12/15/2022	5.000%	2,142	2,140
CMO Series 3423 Class PB
03/15/2038	5.500%	490,618	504,005
CMO Series 3453 Class B
05/15/2038	5.500%	10,640	10,688

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	39

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3461 Class Z
06/15/2038	6.000%	929,967	952,061
CMO Series 3501 Class CB
01/15/2039	5.500%	206,980	210,466
CMO Series 3684 Class CY
06/15/2025	4.500%	347,049	347,059
CMO Series 3704 Class CT
12/15/2036	7.000%	320,987	343,412
CMO Series 3704 Class DT
11/15/2036	7.500%	299,759	324,101
CMO Series 3704 Class ET
12/15/2036	7.500%	211,842	230,418
CMO Series 3707 Class B
08/15/2025	4.500%	406,827	406,998
CMO Series 3819 Class ZQ
04/15/2036	6.000%	322,613	336,058
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,020,630
CMO Series 4015 Class MY
03/15/2042	3.500%	1,967,825	1,849,850
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	852,783
CMO Series 4205 Class PA
05/15/2043	1.750%	1,952,600	1,662,068
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,045,691
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,867,126
CMO Series 4426 Class QC
07/15/2037	1.750%	897,533	825,934
CMO Series 4880 Class DA
05/15/2050	3.000%	1,218,484	1,121,089
CMO Series 5091 Class AB
03/25/2051	1.500%	2,652,542	2,155,088
CMO Series R006 Class ZA
04/15/2036	6.000%	245,362	255,899
CMO Series R007 Class ZA
05/15/2036	6.000%	475,036	486,876
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	278,234	252,097
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.326% 07/01/2036	3.290%	37,631	38,429
12-month USD LIBOR + 1.831% Cap 9.100% 07/01/2040	3.319%	95,690	97,298
12-month USD LIBOR + 1.640% Cap 7.804% 05/01/2049	2.807%	755,190	734,427
30-day Average SOFR + 2.130% Floor 2.130%, Cap 8.912% 07/01/2052	3.912%	1,263,523	1,218,166
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.303% 07/01/2052	4.303%	1,553,187	1,518,057
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.991% 08/01/2052	3.991%	1,701,490	1,627,378
30-day Average SOFR + 2.380% Floor 2.380%, Cap 9.120% 09/01/2052	4.119%	869,325	842,324
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	9.318%	67,036	67,993
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	168,901	161,449
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.113%	336,815	334,220
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	2.572%	366,659	382,307
Federal Home Loan Mortgage Corp.(n)
11/01/2041- 04/01/2042	2.000%	20,831,387	17,418,283
11/01/2048	3.000%	1,038,829	921,673
Federal Home Loan Mortgage Corp.(g)
CMO Series 3077 Class TO
04/15/2035	0.000%	35,622	33,793
CMO Series 3100 Class
01/15/2036	0.000%	87,301	72,402
CMO Series 3117 Class OG
02/15/2036	0.000%	40,323	34,472
CMO Series 3181 Class OH
07/15/2036	0.000%	193,421	155,538

40	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3316 Class JO
05/15/2037	0.000%	7,318	5,530
CMO Series 3607 Class TO
10/15/2039	0.000%	164,210	130,736
CMO STRIPS Series 197 Class
04/01/2028	0.000%	72,136	65,649
CMO STRIPS Series 310 Class
09/15/2043	0.000%	910,238	641,473
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	3.552%	1,370,527	147,702
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	3.182%	29,472	1,975
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	3.232%	22,787	2,049
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	3.282%	29,385	1,421
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	3.432%	176,193	11,666
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.182%	160,109	10,302
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.182%	230,064	23,348
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	4.882%	190,646	27,248
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.532%	227,813	243,604
CMO Series 4272 Class W
04/15/2040	5.655%	1,260,563	1,269,303
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	146,684	12,128
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	0.000%	337,490	11,575
Federal Home Loan Mortgage Corp. REMICS
CMO Series 5178 Class TP
04/25/2049	2.500%	2,602,628	2,246,476
CMO Series 5202 Class LA
05/25/2049	2.500%	2,351,536	2,042,371
CMO Series 5203 Class G
11/25/2048	2.500%	1,048,710	920,547
Federal Home Loan National Mortgage Corp.(b)
12-month USD LIBOR + 1.637% Cap 7.449% 09/01/2045	2.435%	3,507,397	3,514,559
12-month USD LIBOR + 1.683% Cap 7.721% 09/01/2047	2.903%	1,826,169	1,845,199
12-month USD LIBOR + 1.635% Floor 1.635%, Cap 7.976% 04/01/2048	3.394%	3,657,727	3,677,587
12-month USD LIBOR + 1.637% Floor 1.637%, Cap 8.586% 03/01/2049	3.442%	1,579,305	1,576,621
Federal National Mortgage Association
01/01/2023- 11/01/2048	6.000%	319,049	329,426
02/01/2024- 10/01/2038	6.500%	1,176,208	1,235,132
01/01/2027- 08/01/2059	4.000%	35,402,693	33,729,006
05/01/2033- 03/01/2060	3.500%	28,239,653	25,799,389
11/01/2033- 09/01/2052	5.500%	5,786,174	5,920,329
12/01/2035- 07/01/2061	2.500%	92,059,419	79,267,886
01/01/2036- 11/01/2049	5.000%	13,344,271	13,256,934
11/01/2037- 01/01/2039	7.000%	364,811	397,210
06/01/2041- 08/01/2049	4.500%	15,258,171	14,928,395
07/01/2041- 03/01/2052	2.000%	51,776,828	42,449,432

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	41

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2041- 11/01/2041	1.500%	24,246,739	19,395,950
01/01/2043- 07/01/2060	3.000%	36,444,268	31,980,703
CMO Series 1999-7 Class AB
03/25/2029	6.000%	85,054	85,861
CMO Series 2001-60 Class PX
11/25/2031	6.000%	120,112	123,612
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	390,543	398,515
CMO Series 2002-78 Class Z
12/25/2032	5.500%	147,518	148,811
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,898,633	1,903,868
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	645,453	654,991
CMO Series 2004-65 Class LT
08/25/2024	4.500%	31,788	31,599
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,127,212	1,129,216
CMO Series 2005-121 Class DX
01/25/2026	5.500%	92,251	92,499
CMO Series 2006-105 Class ME
11/25/2036	5.500%	411,681	419,208
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	323,372	325,373
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	121,997	121,239
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	111,163	113,829
CMO Series 2007-116 Class PB
08/25/2035	5.500%	124,814	127,404
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	154,220	154,976
CMO Series 2007-42 Class B
05/25/2037	6.000%	112,645	116,019
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	197,569	200,295
CMO Series 2008-80 Class GP
09/25/2038	6.250%	16,325	16,722
CMO Series 2009-59 Class HB
08/25/2039	5.000%	268,987	268,627
CMO Series 2009-60 Class HT
08/25/2039	6.000%	260,824	268,814
CMO Series 2009-79 Class UA
03/25/2038	7.000%	19,751	20,525
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-W1 Class A
12/25/2049	6.000%	487,083	496,399
CMO Series 2010-111 Class AM
10/25/2040	5.500%	693,869	709,686
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,096,357	1,098,147
CMO Series 2011-118 Class MT
11/25/2041	7.000%	334,201	350,920
CMO Series 2011-118 Class NT
11/25/2041	7.000%	377,004	398,414
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,504,916	1,453,343
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	187,147	192,693
CMO Series 2011-44 Class EB
05/25/2026	3.000%	556,052	545,066
CMO Series 2011-46 Class B
05/25/2026	3.000%	1,367,624	1,339,487
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	900,498	921,195
CMO Series 2012-151 Class NX
01/25/2043	1.500%	641,385	556,435
CMO Series 2012-66 Class CB
06/25/2032	3.000%	2,941,936	2,779,590
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,700,271	2,545,106
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,785,221	2,607,277
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,323,706	2,190,550
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,328,400	2,036,301
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	825,768
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,240,010	1,185,355
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,431,487
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,553,477	2,333,629
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,443,299	2,213,285
CMO Series 2016-57 Class PC
06/25/2046	1.750%	5,029,786	4,207,250
CMO Series 2017-13 Class PA
08/25/2046	3.000%	53,717	49,146

42	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-14 Class KC
03/25/2048	3.000%	119,634	110,884
CMO Series 2018-8 Class KL
03/25/2047	2.500%	864,876	762,110
CMO Series 2019-15 Class AB
05/25/2053	3.500%	3,411,335	3,232,139
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,993,628	1,836,148
CMO Series 2019-8 Class GA
03/25/2049	3.000%	4,268,302	3,891,772
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,298,302	1,999,398
CMO Series 2020-48 Class DA
07/25/2050	2.000%	3,217,880	2,750,242
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,412,892	4,609,336
CMO Series 2021-78 Class ND
11/25/2051	1.500%	10,638,338	8,762,323
CMO Series G94-8 Class K
07/17/2024	8.000%	21,357	21,857
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	187,915	177,238
Series 2013-M9 Class A2
01/25/2023	2.389%	229,127	227,361
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.239% 03/01/2036	3.649%	128,971	133,788
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.700% 06/01/2045	2.998%	487,747	490,384
12-month USD LIBOR + 1.584% Floor 1.584%, Cap 7.684% 01/01/2046	2.791%	1,392,553	1,413,234
30-day Average SOFR + 2.212% Floor 2.212%, Cap 6.612% 12/01/2051	1.612%	829,968	744,009
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.172% 07/01/2052	4.172%	2,942,792	2,843,616
30-day Average SOFR + 2.124% Floor 2.124%, Cap 9.357% 07/01/2052	4.357%	3,384,602	3,323,021
30-day Average SOFR + 2.370% Floor 2.370%, Cap 8.684% 08/01/2052	3.684%	1,888,890	1,807,772
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.963% 08/01/2052	3.963%	745,939	714,820
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.317% 08/01/2052	4.317%	3,416,379	3,349,552
30-day Average SOFR + 2.127% Floor 2.127%, Cap 9.618% 08/01/2052	4.618%	3,836,374	3,798,169
30-day Average SOFR + 2.131% Floor 2.131%, Cap 9.650% 08/01/2052	4.650%	2,972,446	2,945,530
30-day Average SOFR + 2.370% Floor 2.370%, Cap 9.225% 09/01/2052	4.225%	868,938	847,432
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	3.484%	123,226	122,040
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	11.864%	28,808	31,409
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	3.304%	224,140	223,470
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	3.334%	152,333	143,833
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	4.649%	32,003	26,854
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	7.387%	221,216	211,292
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	6.492%	138,770	133,174
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	3.634%	72,060	71,814

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	43

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(n)
12/01/2040- 08/01/2042	2.000%	55,485,550	46,389,325
11/01/2042- 07/01/2050	3.000%	99,171,737	88,428,251
10/01/2048	4.500%	2,231,130	2,181,802
Federal National Mortgage Association(b),(d)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	5.416%	8,395	191
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	3.566%	107,739	6,866
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	3.516%	486,271	42,604
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	3.436%	112,315	9,039
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	3.616%	564,127	56,404
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	3.566%	173,472	5,378
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	3.266%	135,944	6,009
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	3.536%	84,582	8,151
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	3.316%	502,274	48,647
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	3.446%	159,447	11,040
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	3.166%	156,400	13,607
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	3.566%	38,160	3,444
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	2.916%	149,369	7,714
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	3.666%	214,910	17,876
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	1.356%	419,462	14,570
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	3.446%	983,166	112,650
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	3.336%	100,573	7,802
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	3.316%	86,611	5,727
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	1.916%	344,672	18,199

44	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.598%	268,932	253,728
CMO Series 2010-61 Class WA
06/25/2040	5.998%	72,699	75,060
CMO Series 2011-2 Class WA
02/25/2051	5.882%	65,819	66,859
CMO Series 2011-43 Class WA
05/25/2051	5.839%	86,081	85,512
Federal National Mortgage Association(g)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	91,533	74,425
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	153,853	121,068
CMO Series 2009-86 Class BO
03/25/2037	0.000%	33,820	28,666
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,030,773	781,318
CMO Series 2013-128 Class
12/25/2043	0.000%	605,687	468,888
CMO Series 2013-92 Class
09/25/2043	0.000%	666,136	479,781
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	18,376	17,916
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	66,486	12,800
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	0.000%	230,836	10,139
Federal National Mortgage Association(e),(i)
Series 2022
07/01/2032	4.230%	4,000,000	3,861,240
07/01/2033	4.180%	6,500,000	6,242,015
Federal National Mortgage Association REMICS
CMO Series 2021-78 Class PA
11/25/2051	2.500%	1,808,136	1,581,446
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,962,071	1,762,148
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,541,368	1,257,134
CMO Series 205217 Class CD
07/25/2049	2.500%	2,103,310	1,937,834
CMO Series 5182 Class M
05/25/2049	2.500%	1,629,755	1,444,861
CMO Series 5201 Class CA
07/25/2048	2.500%	2,406,269	2,158,676
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
09/20/2038	7.000%	45,618	48,425
08/20/2039	6.000%	161,153	170,195
07/20/2040- 12/15/2040	3.750%	1,703,306	1,597,451
11/15/2040- 11/20/2040	3.625%	780,757	728,063
12/15/2040	3.490%	1,231,519	1,180,487
05/20/2045- 08/20/2052	4.000%	28,652,014	26,933,276
10/20/2046- 03/20/2052	3.000%	29,859,766	26,539,363
08/15/2047- 04/20/2050	4.500%	11,662,726	11,292,611
01/20/2048- 02/20/2052	3.500%	29,708,065	27,185,018
03/20/2048- 03/20/2049	5.000%	12,812,912	12,743,723
09/20/2050- 12/20/2051	2.500%	41,065,856	35,456,646
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	348,771	355,509
CMO Series 2005-26 Class XY
03/20/2035	5.500%	302,135	309,712
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	348,627	354,269
CMO Series 2006-17 Class JN
04/20/2036	6.000%	135,743	139,480
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	475,829	487,167
CMO Series 2006-69 Class MB
12/20/2036	5.500%	544,163	548,505
CMO Series 2008-23 Class PH
03/20/2038	5.000%	442,372	440,737
CMO Series 2009-104 Class AB
08/16/2039	7.000%	176,335	178,536
CMO Series 2010-130 Class CP
10/16/2040	7.000%	237,068	252,478
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	4,893	4,748
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	8,993	8,701
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	32,770	30,682
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	932,194	868,545
CMO Series 2018-11 Class PC
12/20/2047	2.750%	30,152	27,820
CMO Series 2019-132 Class NA
09/20/2049	3.500%	693,133	650,950

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	45

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-31 Class JC
03/20/2049	3.500%	497,068	471,668
CMO Series 2021-23 Class MG
02/20/2051	1.500%	3,080,069	2,588,474
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,777,189	5,508,412
CMO Series 2022-31 Class GH
12/20/2049	2.500%	4,664,330	4,222,530
CMO Series 2022-50 Class DC
08/20/2051	2.500%	2,044,591	1,746,462
CMO Series 2022-84 Class A
01/20/2052	2.500%	2,089,020	1,731,139
Government National Mortgage Association(c)
03/20/2048	4.776%	3,449,684	3,395,146
05/20/2063	4.390%	12,584	12,355
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	11,363	10,836
CMO Series 2011-137 Class WA
07/20/2040	5.597%	465,494	483,376
CMO Series 2012-141 Class WC
01/20/2042	3.722%	311,872	298,964
CMO Series 2013-54 Class WA
11/20/2042	4.877%	872,117	869,474
CMO Series 2013-75 Class WA
06/20/2040	5.124%	266,038	267,780
CMO Series 2020-1 Class A
08/20/2070	2.932%	3,391,274	3,013,396
Government National Mortgage Association(b)
1-year CMT + 1.704% 02/20/2072	4.539%	5,937,810	6,108,603
1-year CMT + 1.699% 04/20/2072	4.529%	6,357,490	6,544,806
1-year CMT + 1.743% 04/20/2072	4.605%	5,838,976	6,017,285
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	12.727%	48,163	52,361
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	2.907%	607,252	603,625
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.057%	7,505	7,452
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.007%	6,693	6,643
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	2.907%	2,927	2,896
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	2.937%	5,617	5,569
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	2.872%	547,421	543,830
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	2.857%	4,462	4,395
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.757%	5,630	5,536
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	2.827%	618,952	614,088
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	2.767%	526,353	521,514
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	2.837%	725,664	721,015
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	2.857%	1,472,268	1,458,545
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750%, Cap 11.000% 09/20/2063	3.107%	1,218,197	1,215,212
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 09/20/2063	3.057%	1,569,888	1,564,302

46	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	2.877%	976,341	967,018
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	2.877%	539,914	534,655
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	2.957%	4,342,915	4,307,941
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610%, Cap 99.000% 03/20/2070	2.374%	2,960,608	2,918,103
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	3.086%	433,037	24,209
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	3.666%	300,460	10,766
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	3.136%	274,699	6,025
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	2.886%	335,279	14,052
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	4.286%	280,268	15,652
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	2.986%	465,794	31,414
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	3.161%	168,885	9,715
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	3.111%	133,187	9,037
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	3.311%	338,643	22,374
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	3.076%	464,282	35,690
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	3.686%	543,996	48,559
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	3.586%	265,756	17,908
Government National Mortgage Association(g)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	48,923	38,451
CMO Series 2010-157 Class OP
12/20/2040	0.000%	254,028	209,761
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	361,238	79,829
Government National Mortgage Association TBA(i)
10/20/2052	4.500%	38,600,000	36,945,930
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,784,093	3,094,890
Uniform Mortgage-Backed Security TBA(i)
12/11/2043	6.000%	8,900,000	8,969,180
10/13/2052- 11/14/2052	2.000%	33,800,000	27,359,125
10/13/2052	3.000%	18,600,000	16,185,633
10/13/2052	3.500%	14,350,000	12,913,879
10/13/2052- 11/14/2052	4.500%	12,000,000	11,426,297
10/13/2052- 12/13/2052	5.000%	28,400,000	27,621,472

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	47

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/13/2052- 12/13/2052	5.500%	47,400,000	46,990,563
Total Residential Mortgage-Backed Securities - Agency (Cost $1,129,130,696)			1,043,266,837

Residential Mortgage-Backed Securities - Non-Agency 4.6%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	3,118,434	2,867,367
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,194,752
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	880,262	816,544
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,561,445	1,289,197
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	2,329	2,318
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	238,960	214,023
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,247,966
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,311,825
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	23,821	21,998
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	3.448%	16,353	15,714
CMO Series 2003-7 Class 6A
10/25/2033	3.195%	100,498	96,202
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	3.984%	206,308	194,301
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,118,543	1,059,921
CMO Series 2019-3 Class A1
11/25/2059	2.724%	436,560	419,477
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	7,296,587	7,296,587
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.094%	144,562	140,770
CMO Series 2007-A1 Class 2A1
02/25/2037	3.647%	55,002	52,674
CMO Series 2007-A1 Class 7A1
02/25/2037	3.725%	27,286	27,081
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	27,595	24,706
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	87,689	82,446
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	4.142%	72,557	69,163
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,990,948	1,556,400
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,212,755	1,811,798
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	112,552	102,959
CMO Series 2004-3 Class A26
04/25/2034	5.500%	53,882	49,767
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	122,834	117,712
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	48,647	44,849
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	9,778	9,210
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	82,599	77,077
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	132,200	124,329
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	5,640,466	5,376,016
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,820,989

48	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,576,335	1,482,194
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,294,647
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	4,628,672
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	2,980,504
FMC GMSR Issuer Trust(a),(c),(e),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	7,590,800
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,195,183
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	5,719,299
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	3.434%	484,574	416,640
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	1.687%	375,545	3,292
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	101,545	96,831
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	3.584%	6,706	6,269
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.766%	405,221	383,365
Headlands Residential LLC(a),(c)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	6,492,530
Hundred Acre Wood Trust(a),(e)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	2,000,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	3.684%	158,564	138,154
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	59,695	55,448
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.700% Floor 0.350%, Cap 11.500% 05/25/2036	3.784%	25,552	22,377
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.123%	99,730	96,907
CMO Series 2007-A1 Class 5A5
07/25/2035	2.612%	84,249	82,332
LHOME Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	803,934	803,471
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,137,273
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	3.214%	75,515	72,392
CMO Series 2004-13 Class 3A7
11/21/2034	3.819%	130,103	122,942
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	22,362	18,995
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	82,452	76,671
CMO Series 2004-2 Class A2
08/25/2032	6.500%	129,861	121,247
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 11.750% 03/25/2028	3.864%	39,528	37,808
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	3.704%	161,688	152,434
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.750% 04/25/2029	3.544%	127,368	117,808
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.300%, Cap 11.750% 01/25/2030	3.435%	22,192	20,860

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	49

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.784%	108,839	103,345
CMO Series 2004-A4 Class A2
08/25/2034	3.511%	127,208	120,109
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	921,350	749,970
Mill City Securities Ltd.(a),(c)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	4,095,620
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.646%	123,069	116,761
MRA Issuance Trust(a),(b),(e),(f)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 2.735% 04/15/2023	5.299%	6,265,408	6,265,408
CMO Series 2021-EBO7 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 02/15/2023	2.850%	7,770,077	7,770,077
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	89,636	76,614
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	263,745	245,230
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	3.834%	5,373,000	5,265,782
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	3,751,122	3,305,301
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,643,467	2,415,570
OCWEN(c),(e),(f)
CMO Series 2021-GNMSR Class 1
03/15/2023	4.570%	4,128,148	4,093,059
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	3,271,491	3,026,867
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,333,109	2,202,493
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,241,624	3,826,536
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	3,703,479	3,507,117
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	3,325,835	3,096,353
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	4,096,366	3,811,200
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	5,066,097	4,672,347
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	3.981%	3,500,000	3,375,412
RCO VI Mortgage LLC(a),(c)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	5,920,057	5,554,819
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,265,956
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	133,102	129,869
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.029%	198,545	201,372
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,372,638
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,843,722	1,757,333
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	3,241,687	3,103,743
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	3.774%	320,412	296,951
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	3.633%	267,591	255,195
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	3.593%	297,660	270,330

50	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	3.068%	144,553	134,561
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	115,083	107,274
CMO Series 2020-3 Class A1
04/25/2065	1.486%	588,538	555,145
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	507,526	461,984
CMO Series 2021-1 Class A1
05/25/2065	1.219%	655,134	608,382
CMO Series 2021-4 Class A1
08/25/2056	1.059%	2,090,664	1,764,044
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	3.891%	63,650	57,361
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.330%, Cap 11.000% 10/19/2034	3.653%	188,277	177,917
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.500% Floor 0.250%, Cap 11.000% 07/19/2035	3.493%	104,547	95,787
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	225,866	207,318
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.599%	123,978	122,158
CMO Series 2003-40A Class 3A2
01/25/2034	3.391%	78,560	75,741
CMO Series 2004-6XS Class A5A
03/25/2034	5.582%	38,944	38,238
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.582%	46,732	45,885
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	1.922%	88,257	83,404
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	1,818,448	1,813,767
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	4,011,654	3,844,435
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	3,709,720	3,400,546
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	6,206,353	5,678,688
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	97,650	100,731
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	5,490,961	5,176,329
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,732,319	3,524,802
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,089,606	2,833,366
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,252,842	2,964,365
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,941,373	2,739,889
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	469,875	457,183
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	262,242	256,283
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	217,667	210,082
CMO Series 2020-1 Class A1
01/25/2060	2.417%	460,717	434,392
CMO Series 2020-2 Class A1
05/25/2060	2.226%	479,931	469,366
CMO Series 2020-5 Class A1
05/25/2065	1.218%	259,626	236,831
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	580,023	568,946
CMO Series 2021-1 Class A1
01/25/2066	0.815%	836,362	735,684
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,577,757	1,297,264
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,504,180	1,233,977
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,846,719	1,520,503
CMO Series 2021-5 Class A1
09/25/2066	1.013%	6,127,352	4,913,481

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	51

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	2,769,243	2,331,405
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,975,129	1,674,032
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	749,769	693,957
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	867,978	797,851
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	577,374	545,981
VM Master Issuer LLC(a),(c)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,128,359
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	4.071%	174,632	164,329
CMO Series 2003-AR5 Class A7
06/25/2033	3.206%	63,124	59,907
CMO Series 2003-AR6 Class A1
06/25/2033	3.453%	77,097	72,330
CMO Series 2003-AR7 Class A7
08/25/2033	3.804%	120,916	112,713
CMO Series 2004-AR3 Class A2
06/25/2034	3.098%	52,978	49,642
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	8,943	8,657
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	3.669%	109,807	105,578
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $244,836,032)			225,943,710

U.S. Government & Agency Obligations 0.6%

Federal Home Loan Mortgage Corp.(k)
12/14/2029	0.000%	3,534,000	2,616,026
Federal National Mortgage Association(k)
11/15/2030	0.000%	10,386,000	7,371,239
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,093,889
Residual Funding Corp.(k)
STRIPS
04/15/2030	0.000%	3,750,000	2,709,066
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,426,789
09/15/2060	4.625%	835,000	816,256
09/15/2065	4.250%	1,423,000	1,309,483
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority(k)
STRIPS
11/01/2025	0.000%	8,500,000	7,362,256
06/15/2035	0.000%	750,000	404,421
Total U.S. Government & Agency Obligations (Cost $33,226,634)			29,109,425

U.S. Treasury Obligations 21.9%

U.S. Treasury
04/30/2023	0.125%	19,589,000	19,145,952
03/15/2024	0.250%	10,521,000	9,918,919
04/30/2024	2.500%	2,720,000	2,643,925
06/30/2024	3.000%	1,382,000	1,351,769
09/30/2024	4.250%	3,627,000	3,628,700
04/30/2025	2.875%	8,937,000	8,632,583
05/15/2025	2.750%	10,385,000	9,993,129
08/31/2025	0.250%	3,629,000	3,232,362
09/15/2025	3.500%	24,472,000	23,974,912
11/30/2025	0.375%	2,287,000	2,027,390
01/31/2026	0.375%	47,717,000	42,031,967
05/15/2026	1.625%	12,865,000	11,758,409
05/31/2026	0.750%	50,362,000	44,487,745
08/15/2026	1.500%	60,431,000	54,661,728
11/15/2026	2.000%	2,710,000	2,488,754
04/30/2027	0.500%	47,000,000	39,983,047
05/31/2027	2.625%	11,500,000	10,795,625
06/30/2027	3.250%	11,545,000	11,128,298
07/31/2027	2.750%	6,600,000	6,215,344
08/31/2027	3.125%	20,102,000	19,283,786
09/30/2027	4.125%	8,113,000	8,140,888
11/15/2027	2.250%	10,463,000	9,516,785
11/30/2027	0.625%	20,557,000	17,275,910
01/31/2028	0.750%	2,527,000	2,127,221
02/15/2028	2.750%	20,715,000	19,392,800
06/30/2028	1.250%	29,116,000	24,953,322
07/31/2028	1.000%	13,987,000	11,780,769
09/30/2028	1.250%	6,525,000	5,554,916
10/31/2028	1.375%	62,743,000	53,748,203
05/31/2029	2.750%	11,180,000	10,357,222
06/30/2029	3.250%	8,143,000	7,785,471
07/31/2029	2.625%	4,329,000	3,978,622
08/31/2029	3.125%	15,177,000	14,408,664
11/15/2031	1.375%	4,185,000	3,401,620
02/15/2032	1.875%	24,015,000	20,360,217
08/15/2032	2.750%	15,922,000	14,566,142
08/15/2039	4.500%	7,032,000	7,542,919
05/15/2040	1.125%	24,990,000	15,607,036
08/15/2040	1.125%	33,987,000	21,045,388
11/15/2040	1.375%	130,376,000	84,255,490
02/15/2041	1.875%	18,373,000	13,013,251
02/15/2041	4.750%	2,429,000	2,671,520
05/15/2041	2.250%	21,530,000	16,271,970
08/15/2041	1.750%	89,667,000	61,295,801
11/15/2041	3.125%	1,595,000	1,387,152
08/15/2042	2.750%	14,400,000	11,691,000
08/15/2042	3.375%	2,384,000	2,159,755

52	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2042	2.750%	6,935,000	5,615,183
02/15/2043	3.125%	2,000,000	1,718,125
11/15/2043	3.750%	3,952,000	3,750,695
02/15/2044	3.625%	9,618,000	8,929,712
05/15/2044	3.375%	5,000,000	4,457,031
02/15/2045	2.500%	11,825,000	9,011,019
08/15/2045	2.875%	13,210,000	10,772,342
11/15/2048	3.375%	4,911,000	4,468,243
11/15/2049	2.375%	19,900,000	14,971,641
02/15/2050	2.000%	2,295,000	1,576,020
08/15/2050	1.375%	12,505,000	7,237,269
11/15/2050	1.625%	7,642,000	4,740,428
02/15/2051	1.875%	22,916,000	15,163,947
05/15/2051	2.375%	17,165,000	12,836,202
08/15/2051	2.000%	44,740,000	30,542,041
11/15/2051	1.875%	2,781,000	1,837,633
02/15/2052	2.250%	58,121,000	42,201,295
05/15/2052	2.875%	2,812,000	2,357,247
08/15/2052	3.000%	3,172,000	2,737,832
U.S. Treasury(k)
STRIPS
11/15/2022	0.000%	5,975,000	5,954,407
02/15/2023	0.000%	20,665,000	20,393,772
05/15/2023	0.000%	8,680,000	8,480,631
08/15/2023	0.000%	7,320,000	7,062,084
11/15/2023	0.000%	5,449,000	5,200,177
02/15/2024	0.000%	2,201,000	2,079,945
08/15/2024	0.000%	1,000,000	925,430
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2024	0.000%	4,500,000	4,119,785
02/15/2025	0.000%	1,000,000	906,094
05/15/2025	0.000%	2,500,000	2,242,969
02/15/2026	0.000%	5,500,000	4,783,926
02/15/2032	0.000%	13,100,000	9,045,141
08/15/2032	0.000%	1,500,000	1,017,363
08/15/2033	0.000%	4,000,000	2,600,937
11/15/2033	0.000%	7,400,000	4,762,016
02/15/2034	0.000%	4,400,000	2,802,422
05/15/2034	0.000%	2,400,000	1,512,844
11/15/2034	0.000%	1,850,000	1,142,086
11/15/2040	0.000%	13,935,000	6,585,376
Total U.S. Treasury Obligations (Cost $1,245,277,705)			1,068,215,708

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(o),(p)	218,124,557	218,015,495
Total Money Market Funds (Cost $218,016,249)		218,015,495
Total Investments in Securities (Cost: $5,764,823,337)		5,117,550,597
Other Assets & Liabilities, Net		(243,557,917)
Net Assets		4,873,992,680

At September 30, 2022, securities and/or cash totaling $21,009,456 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	408	12/2022	USD	51,573,750	—	(2,856,600)
U.S. Treasury 10-Year Note	929	12/2022	USD	104,106,063	—	(5,109,591)
U.S. Treasury 5-Year Note	429	12/2022	USD	46,120,852	—	(1,586,147)
U.S. Ultra Treasury Bond	130	12/2022	USD	17,810,000	—	(786,020)
Total					—	(10,338,358)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(860)	12/2022	EUR	(102,985,000)	197,901	—
U.S. Treasury 2-Year Note	(332)	12/2022	USD	(68,189,688)	337,829	—
U.S. Treasury Ultra 10-Year Note	(25)	12/2022	USD	(2,962,109)	88,235	—
Total					623,965	—

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Citi	12/20/2027	5.000	Quarterly	USD	78,050,000	(618,150)	—	—	—	(618,150)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $1,288,701,754, which represents 26.44% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $38,234,043, which represents 0.78% of total net assets.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security in default.
(k)	Zero coupon bond.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2022:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
10/13/2052 3.000%	(18,600,000)	10/13/2022	(16,763,250)	(16,185,633)

(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	301,950,331	1,781,405,280	(1,865,347,832)	7,716	218,015,495	(76,792)	1,877,654	218,124,557
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
54	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2022 (Unaudited)
Abbreviation Legend  (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2022	55

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3QT7052_12_A01_(11/22)